UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3583

Fidelity Mt. Vernon Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2019

Item 1.

Reports to Stockholders

Fidelity® Growth Company Fund Semi-Annual Report May 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2019

% of fund's net assets
Amazon.com, Inc.	6.7
Apple, Inc.	4.4
NVIDIA Corp.	4.1
Alphabet, Inc. Class A	4.0
Microsoft Corp.	3.8
Salesforce.com, Inc.	3.6
Facebook, Inc. Class A	2.9
lululemon athletica, Inc.	2.8
Shopify, Inc. Class A	2.1
Alphabet, Inc. Class C	2.1
36.5

Top Five Market Sectors as of May 31, 2019

% of fund's net assets
Information Technology	34.0
Consumer Discretionary	20.8
Health Care	18.1
Communication Services	13.4
Industrials	5.1

Asset Allocation (% of fund's net assets)

As of May 31, 2019*
Stocks	98.3%
Convertible Securities	1.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 9.8%

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
COMMUNICATION SERVICES - 13.4%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	1,158,725	$62,977
Entertainment - 3.3%
Activision Blizzard, Inc.	4,060,687	176,112
Electronic Arts, Inc. (a)	1,286,869	119,782
Lions Gate Entertainment Corp. Class A	93,758	1,385
Live Nation Entertainment, Inc. (a)	1,109,780	67,497
NetEase, Inc. ADR	180,013	44,753
Netflix, Inc. (a)	2,000,278	686,655
Nintendo Co. Ltd.	73,300	25,875
The Walt Disney Co.	1,721,532	227,311
		1,349,370
Interactive Media & Services - 9.3%
Alphabet, Inc.:
Class A (a)	1,493,084	1,652,097
Class C (a)	796,917	879,502
CarGurus, Inc. Class A (a)	375,280	12,820
Facebook, Inc. Class A (a)	6,657,047	1,181,426
Match Group, Inc. (b)	202,953	13,933
Pinterest, Inc. Class A (b)	255,016	6,355
Snap, Inc. Class A (a)(b)	4,091,470	48,648
Tencent Holdings Ltd.	1,091,400	45,509
Twitter, Inc. (a)	519,056	18,914
		3,859,204
Media - 0.2%
Comcast Corp. Class A	2,136,254	87,586
Turn, Inc. (Escrow) (a)(c)(d)	984,774	655
		88,241
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (a)	2,592,386	190,385

TOTAL COMMUNICATION SERVICES		5,550,177

CONSUMER DISCRETIONARY - 20.5%
Auto Components - 0.0%
Garrett Motion, Inc. (a)	125,564	1,931
Automobiles - 0.5%
Tesla, Inc. (a)(b)	1,079,514	199,883
Hotels, Restaurants & Leisure - 1.1%
Chipotle Mexican Grill, Inc. (a)	73,865	48,749
Hyatt Hotels Corp. Class A	208,764	15,081
Marriott International, Inc. Class A	116,471	14,540
McDonald's Corp.	372,768	73,909
Planet Fitness, Inc. (a)	327,389	25,035
Sea Ltd. ADR (a)	1,972,187	56,089
Shake Shack, Inc. Class A (a)	159,195	9,767
Starbucks Corp.	2,160,900	164,358
YETI Holdings, Inc. (b)	398,195	9,525
Yum China Holdings, Inc.	1,194,456	47,790
Yum! Brands, Inc.	108,933	11,149
		475,992
Household Durables - 1.2%
iRobot Corp. (a)(b)	1,128,299	98,286
Roku, Inc. (a)	3,579,213	323,561
Roku, Inc. Class A (a)(b)	842,617	76,173
		498,020
Internet & Direct Marketing Retail - 9.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,095,813	163,561
Amazon.com, Inc. (a)	1,576,443	2,798,302
Ctrip.com International Ltd. ADR (a)	463,412	16,016
eBay, Inc.	619,613	22,263
Etsy, Inc. (a)	179,759	11,201
Expedia, Inc.	255,501	29,383
JD.com, Inc. sponsored ADR (a)	2,932,716	75,547
Ocado Group PLC (a)	3,630,400	54,824
The Booking Holdings, Inc. (a)	70,123	116,139
The Honest Co., Inc. (a)(c)(d)	39,835	447
Wayfair LLC Class A (a)(b)	4,201,862	605,110
		3,892,793
Leisure Products - 0.1%
Callaway Golf Co.	1,583,720	23,281
Multiline Retail - 0.4%
Dollar General Corp.	269,155	34,258
Dollar Tree, Inc. (a)	1,029,704	104,608
Ollie's Bargain Outlet Holdings, Inc. (a)	336,519	33,221
Target Corp.	118,637	9,544
		181,631
Specialty Retail - 1.7%
Carvana Co. Class A (a)(b)	554,834	32,114
Five Below, Inc. (a)	97,426	12,542
Lowe's Companies, Inc.	1,609,074	150,094
RH (a)(b)	970,108	82,605
The Home Depot, Inc.	1,845,431	350,355
TJX Companies, Inc.	1,394,094	70,109
		697,819
Textiles, Apparel & Luxury Goods - 6.1%
adidas AG	2,632,688	753,512
Allbirds, Inc. (c)(d)	61,486	3,241
Canada Goose Holdings, Inc. (a)(b)	1,276,170	42,989
lululemon athletica, Inc. (a)(e)	7,109,686	1,177,293
NIKE, Inc. Class B	2,108,800	162,673
Rubius Therapeutics, Inc. (f)	1,865,277	26,972
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	9,198,558	256,916
Tory Burch LLC:
Class A (a)(c)(d)(g)	950,844	52,953
Class B (a)(c)(d)(g)	324,840	19,034
Under Armour, Inc. Class C (non-vtg.) (a)	733,330	14,835
VF Corp.	372,326	30,486
		2,540,904

TOTAL CONSUMER DISCRETIONARY		8,512,254

CONSUMER STAPLES - 4.4%
Beverages - 2.3%
Fever-Tree Drinks PLC	1,745,418	58,564
Keurig Dr. Pepper, Inc.	5,120,102	144,336
Luckin Coffee, Inc. ADR (b)	428,800	8,619
Monster Beverage Corp. (a)	5,930,676	366,872
PepsiCo, Inc.	893,047	114,310
The Coca-Cola Co.	5,284,112	259,608
		952,309
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	799,023	191,430
Kroger Co.	5,135,835	117,148
		308,578
Food Products - 0.3%
Darling International, Inc. (a)	1,281,661	24,223
Lamb Weston Holdings, Inc.	715,829	42,413
Mondelez International, Inc.	1,040,964	52,933
The Hershey Co.	156,227	20,616
		140,185
Household Products - 0.2%
Church & Dwight Co., Inc.	718,671	53,476
Colgate-Palmolive Co.	313,962	21,858
Kimberly-Clark Corp.	87,548	11,197
		86,531
Personal Products - 0.4%
Coty, Inc. Class A (b)	5,021,301	61,963
Godrej Consumer Products Ltd.	451,576	4,462
Herbalife Nutrition Ltd. (a)	940,969	39,314
Unilever NV (Certificaten Van Aandelen) (Bearer)	734,711	44,225
		149,964
Tobacco - 0.4%
Altria Group, Inc.	3,110,652	152,609
JUUL Labs, Inc. Class A (c)(d)	44,067	12,052
Philip Morris International, Inc.	92,324	7,121
		171,782

TOTAL CONSUMER STAPLES		1,809,349

ENERGY - 1.3%
Energy Equipment & Services - 0.0%
Baker Hughes, a GE Co. Class A	1,135,438	24,310
Oil, Gas & Consumable Fuels - 1.3%
Cabot Oil & Gas Corp.	1,824,338	45,645
Continental Resources, Inc. (a)	122,302	4,281
EOG Resources, Inc.	1,390,345	113,841
Hess Corp.	3,248,655	181,470
Noble Energy, Inc.	1,271,737	27,215
PDC Energy, Inc. (a)	327,380	9,992
Range Resources Corp. (b)	1,389,233	10,864
Reliance Industries Ltd.	5,503,080	105,112
Valero Energy Corp.	373,513	26,295
		524,715

TOTAL ENERGY		549,025

FINANCIALS - 1.8%
Banks - 0.7%
Bank of America Corp.	1,371,032	36,469
HDFC Bank Ltd. sponsored ADR	1,207,309	149,899
JPMorgan Chase & Co.	967,552	102,522
Signature Bank	67,123	7,689
Wells Fargo & Co.	57,443	2,549
		299,128
Capital Markets - 0.9%
BlackRock, Inc. Class A	246,561	102,461
Charles Schwab Corp.	4,527,757	188,400
Edelweiss Financial Services Ltd.	6,327,164	18,430
T. Rowe Price Group, Inc.	366,801	37,098
		346,389
Consumer Finance - 0.2%
American Express Co.	519,449	59,586
Discover Financial Services	468,433	34,922
		94,508
Insurance - 0.0%
Hiscox Ltd.	325,700	6,736

TOTAL FINANCIALS		746,761

HEALTH CARE - 17.3%
Biotechnology - 11.1%
AbbVie, Inc.	1,194,750	91,649
ACADIA Pharmaceuticals, Inc. (a)(e)	7,218,650	173,175
Agios Pharmaceuticals, Inc. (a)	2,845,036	131,355
Alector, Inc.	297,316	5,028
Alexion Pharmaceuticals, Inc. (a)	1,291,659	146,836
Alkermes PLC (a)	3,914,729	84,323
Allakos, Inc. (a)	127,866	5,012
Allogene Therapeutics, Inc. (b)	962,267	25,240
Allogene Therapeutics, Inc. (f)	301,764	7,915
Alnylam Pharmaceuticals, Inc. (a)(e)	5,352,825	361,423
Amgen, Inc.	1,079,938	180,026
AnaptysBio, Inc. (a)	522,051	38,011
Argenx SE ADR (a)	100,697	12,449
Array BioPharma, Inc. (a)	5,172,819	136,666
Ascendis Pharma A/S sponsored ADR (a)	297	37
aTyr Pharma, Inc.	2,155,275	931
Axcella Health, Inc.	255,150	3,641
Axcella Health, Inc.	490,468	6,299
BeiGene Ltd.	1,746,853	16,222
BeiGene Ltd. ADR (a)	2,233,973	263,452
Biogen, Inc. (a)	66,514	14,586
bluebird bio, Inc. (a)	2,601,830	312,011
Blueprint Medicines Corp. (a)	472,794	35,932
Calyxt, Inc. (a)(e)	1,652,371	20,985
Celgene Corp. (a)	700,393	65,690
Cellectis SA sponsored ADR (a)	815,367	12,948
ChemoCentryx, Inc. (a)	2,228,080	25,133
Cibus Corp.:
Series C (a)(c)(d)(g)	4,523,810	7,616
Series D (a)(c)(d)(g)	2,741,040	3,426
Coherus BioSciences, Inc. (a)(b)	1,098,743	20,766
Constellation Pharmaceuticals, Inc.	198,503	1,711
Constellation Pharmaceuticals, Inc. (f)	423,827	3,653
Crinetics Pharmaceuticals, Inc. (a)	203,921	5,359
CytomX Therapeutics, Inc. (a)	234,297	2,263
Denali Therapeutics, Inc. (a)(b)	629,171	11,998
Evelo Biosciences, Inc. (b)(e)	710,182	5,312
Evelo Biosciences, Inc. (e)(f)	909,286	6,801
Exact Sciences Corp. (a)	282,679	29,294
Exelixis, Inc. (a)	8,164,687	159,946
Fate Therapeutics, Inc. (a)	2,823,250	54,432
Five Prime Therapeutics, Inc. (a)	1,270,772	10,674
Global Blood Therapeutics, Inc. (a)	1,543,533	93,816
Homology Medicines, Inc. (a)	1,046,868	21,189
Intellia Therapeutics, Inc. (a)(b)	618,627	8,587
Intercept Pharmaceuticals, Inc. (a)	190,971	15,816
Ionis Pharmaceuticals, Inc. (a)(e)	8,490,936	557,005
Iovance Biotherapeutics, Inc. (a)	148,200	2,423
Ironwood Pharmaceuticals, Inc. Class A (a)	4,581,058	50,071
Jounce Therapeutics, Inc. (a)	91,572	407
Kaleido Biosciences, Inc. (a)(b)	502,191	7,874
Kaleido Biosciences, Inc.	364,869	5,435
Kiniksa Pharmaceuticals Ltd.	304,279	4,640
Lexicon Pharmaceuticals, Inc. (a)(b)(e)	6,272,463	33,746
Macrogenics, Inc. (a)	403,378	7,398
Mirati Therapeutics, Inc. (a)	260,677	17,671
Moderna, Inc. (b)	679,751	14,125
Moderna, Inc.	5,170,469	106,368
Momenta Pharmaceuticals, Inc. (a)(e)	6,290,448	73,158
Neon Therapeutics, Inc.	889,854	4,342
Principia Biopharma, Inc.	182,507	5,340
Protagonist Therapeutics, Inc. (a)	775,622	7,803
Prothena Corp. PLC (a)	1,333,782	12,431
Regeneron Pharmaceuticals, Inc. (a)	608,705	183,658
Rigel Pharmaceuticals, Inc. (a)(e)	11,506,829	24,510
Rubius Therapeutics, Inc.	1,628,322	23,546
Sage Therapeutics, Inc. (a)	2,371,346	407,563
Sarepta Therapeutics, Inc. (a)	236,681	26,946
Scholar Rock Holding Corp.	733,661	13,455
Seres Therapeutics, Inc. (a)(e)	2,081,055	7,096
Sienna Biopharmaceuticals, Inc. (a)(e)	2,146,992	2,512
Synthorx, Inc.	420,651	6,036
Syros Pharmaceuticals, Inc. (a)(e)	1,316,930	7,770
Syros Pharmaceuticals, Inc. (a)(e)(f)	938,007	5,534
Syros Pharmaceuticals, Inc. warrants 10/10/22 (a)(d)	125,000	188
Translate Bio, Inc. (e)	671,334	7,036
Translate Bio, Inc. (e)(f)	1,993,527	20,892
Ultragenyx Pharmaceutical, Inc. (a)	614,324	33,745
uniQure B.V. (a)	895,170	53,093
UNITY Biotechnology, Inc. (b)(e)	2,300,241	18,770
Vertex Pharmaceuticals, Inc. (a)	452,433	75,185
Wuxi Biologics (Cayman), Inc. (a)(f)	4,045,000	38,234
Xencor, Inc. (a)	1,226,329	37,820
Zai Lab Ltd. ADR (a)	2,125,869	55,719
		4,599,179
Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	723,101	55,050
Align Technology, Inc. (a)	79,886	22,716
Boston Scientific Corp. (a)	2,069,286	79,481
Danaher Corp.	1,387,600	183,177
DexCom, Inc. (a)	892,501	108,260
Genmark Diagnostics, Inc. (a)	1,430,574	9,571
Insulet Corp. (a)	1,903,214	208,954
Intuitive Surgical, Inc. (a)	480,586	223,400
Novocure Ltd. (a)	3,680,327	195,499
Novocure Ltd. (a)(f)	571,461	30,356
Penumbra, Inc. (a)	1,001,023	142,846
Presbia PLC (a)(e)	1,245,345	131
Shockwave Medical, Inc. (a)(b)	405,125	24,222
Shockwave Medical, Inc.	443,695	23,876
Wright Medical Group NV (a)	447,615	13,751
		1,321,290
Health Care Providers & Services - 0.9%
Centene Corp. (a)	386,949	22,346
G1 Therapeutics, Inc. (a)	336,603	7,055
Humana, Inc.	60,177	14,735
Laboratory Corp. of America Holdings (a)	69,317	11,272
Notre Dame Intermedica Participacoes SA	1,511,700	15,795
OptiNose, Inc. (a)(b)(e)	1,571,437	11,927
OptiNose, Inc. (a)(e)(f)	992,571	7,534
UnitedHealth Group, Inc.	1,251,195	302,539
		393,203
Health Care Technology - 0.1%
Castlight Health, Inc. Class B (a)	2,062,270	6,744
Teladoc Health, Inc. (a)(b)	360,652	20,961
		27,705
Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)	47,906	14,703
Thermo Fisher Scientific, Inc.	207,428	55,379
		70,082
Pharmaceuticals - 1.8%
Adimab LLC (a)(c)(d)(g)	3,162,765	141,123
Akcea Therapeutics, Inc. (a)(b)(e)	5,592,606	117,668
Bristol-Myers Squibb Co.	832,935	37,790
Cyclerion Therapeutics, Inc. (a)	459,345	6,408
Cyclerion Therapeutics, Inc. (c)	543,695	7,585
Hookipa Pharma, Inc.	149,148	1,280
InflaRx NV (a)	166,758	6,002
Intra-Cellular Therapies, Inc. (a)(e)	3,701,544	48,083
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	214,320	1,929
MyoKardia, Inc. (a)	1,797,357	83,721
Nektar Therapeutics (a)	5,683,780	178,016
Rhythm Pharmaceuticals, Inc. (a)	408,930	10,301
RPI International Holdings LP (a)(c)(d)	130,847	19,970
Stemcentrx, Inc. rights 12/31/21 (a)(d)	2,065,715	2,520
The Medicines Company (a)	2,142,990	76,398
Theravance Biopharma, Inc. (a)	1,542,376	25,634
Turning Point Therapeutics, Inc.	252,773	8,802
		773,230

TOTAL HEALTH CARE		7,184,689

INDUSTRIALS - 4.9%
Aerospace & Defense - 1.1%
Lockheed Martin Corp.	96,870	32,794
Space Exploration Technologies Corp. Class A (a)(c)(d)	418,210	85,315
The Boeing Co.	828,127	282,896
United Technologies Corp.	415,548	52,484
		453,489
Air Freight & Logistics - 0.2%
FedEx Corp.	81,361	12,552
United Parcel Service, Inc. Class B	648,558	60,264
		72,816
Airlines - 1.0%
Azul SA sponsored ADR (a)	433,577	12,908
Delta Air Lines, Inc.	622,038	32,035
JetBlue Airways Corp.(a)	4,164,150	71,748
Ryanair Holdings PLC sponsored ADR (a)	449,943	29,345
Southwest Airlines Co.	1,477,866	70,346
Spirit Airlines, Inc. (a)	402,845	18,563
United Continental Holdings, Inc. (a)	548,905	42,622
Wheels Up Partners Holdings LLC:
Series B (a)(c)(d)(g)	6,703,518	23,328
Series C (a)(c)(d)(g)	3,466,281	12,063
Series D (a)(c)(d)(g)	2,655,848	9,242
Wizz Air Holdings PLC (a)(f)	2,683,084	106,308
		428,508
Building Products - 0.1%
Resideo Technologies, Inc. (a)	2,111,373	41,552
Electrical Equipment - 0.3%
AMETEK, Inc.	22,937	1,878
Eaton Corp. PLC	267,652	19,937
Emerson Electric Co.	441,657	26,605
Fortive Corp.	769,564	58,602
		107,022
Industrial Conglomerates - 0.7%
3M Co.	372,560	59,516
Honeywell International, Inc.	1,349,544	221,744
		281,260
Machinery - 0.5%
Caterpillar, Inc.	211,530	25,343
Deere & Co.	338,373	47,430
Illinois Tool Works, Inc.	271,987	37,980
Ingersoll-Rand PLC	116,121	13,742
Xylem, Inc.	1,151,578	85,470
		209,965
Professional Services - 0.0%
CoStar Group, Inc. (a)	25,264	12,876
Road & Rail - 1.0%
Lyft, Inc. (b)	16,609	957
Lyft, Inc.	772,439	40,057
Uber Technologies, Inc.	4,979,396	181,096
Union Pacific Corp.	1,158,368	193,193
		415,303

TOTAL INDUSTRIALS		2,022,791

INFORMATION TECHNOLOGY - 33.7%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	144,524	35,349
Cisco Systems, Inc.	270,100	14,053
Infinera Corp. (a)(e)	13,110,626	40,774
NETGEAR, Inc. (a)	1,269,688	31,996
		122,172
Electronic Equipment & Components - 0.2%
Arlo Technologies, Inc. (e)	5,455,805	18,713
TE Connectivity Ltd.	82,203	6,924
Trimble, Inc. (a)	1,628,915	64,994
		90,631
Internet Software & Services - 0.1%
Farfetch Ltd. Class A	988,424	19,818
IT Services - 7.4%
Actua Corp. (a)(d)(e)	1,740,337	2,854
Adyen BV (f)	7,500	6,039
Cognizant Technology Solutions Corp. Class A	462,446	28,639
Elastic NV (b)	210,043	17,234
Fastly, Inc. Class A	90,500	1,882
IBM Corp.	77,099	9,791
MasterCard, Inc. Class A	2,086,759	524,799
MongoDB, Inc. (a)	956,702	134,264
MongoDB, Inc. Class A (a)	41,346	5,802
Okta, Inc. (a)	340,956	38,603
PayPal Holdings, Inc. (a)	5,175,784	568,042
Shopify, Inc. Class A (a)	3,200,796	880,574
Square, Inc. (a)	2,884,605	178,701
Visa, Inc. Class A	3,725,894	601,098
Wix.com Ltd. (a)	502,727	69,045
		3,067,367
Semiconductors & Semiconductor Equipment - 7.0%
Advanced Micro Devices, Inc. (a)	9,717,752	266,364
Applied Materials, Inc.	927,694	35,892
ASML Holding NV	325,883	61,282
Broadcom, Inc.	215,022	54,108
Cirrus Logic, Inc. (a)	506,786	18,939
Cree, Inc. (a)	1,072,216	59,122
Intel Corp.	73,363	3,231
KLA-Tencor Corp.	215,785	22,241
Marvell Technology Group Ltd.	1,778,251	39,655
Micron Technology, Inc. (a)	1,321,379	43,090
NVIDIA Corp.	12,389,766	1,678,318
Qualcomm, Inc.	981,456	65,581
Silicon Laboratories, Inc. (a)(e)	3,231,768	302,397
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,125,323	43,156
Texas Instruments, Inc.	1,485,310	154,933
Xilinx, Inc.	486,406	49,764
		2,898,073
Software - 13.8%
2U, Inc. (a)	689,010	26,175
Adobe, Inc. (a)	1,531,042	414,759
Aspen Technology, Inc. (a)	196,611	22,337
Atlassian Corp. PLC (a)	416,651	52,448
Autodesk, Inc. (a)	1,523,501	245,147
Avalara, Inc.	59,610	4,032
Black Knight, Inc. (a)	491,252	27,849
Cadence Design Systems, Inc. (a)	275,548	17,517
Coupa Software, Inc. (a)	429,799	46,938
CyberArk Software Ltd. (a)	122,225	16,140
DocuSign, Inc. (a)	60,021	3,365
Domo, Inc. (f)	199,393	6,680
HubSpot, Inc. (a)	1,550,364	268,647
Intuit, Inc.	497,872	121,904
Microsoft Corp.	12,654,018	1,565,049
New Relic, Inc. (a)	214,917	21,560
Nutanix, Inc.:
Class A (a)	9,017,508	253,121
Class B (a)(f)	1,151,309	32,317
Oracle Corp.	939,601	47,544
Pagerduty, Inc.	69,802	3,588
Parametric Technology Corp. (a)	1,787,072	150,221
Paylocity Holding Corp. (a)	117,209	11,747
Pluralsight, Inc.	230,905	7,357
Proofpoint, Inc. (a)	425,495	47,809
Q2 Holdings, Inc. (a)	457,008	33,471
Red Hat, Inc. (a)	2,282,469	420,659
RingCentral, Inc. (a)	54,594	6,543
Salesforce.com, Inc. (a)	9,746,512	1,475,719
Sciplay Corp. (A Shares)	538,900	8,622
Smartsheet, Inc. (a)	403,239	17,331
Tenable Holdings, Inc.	77,923	2,170
Zendesk, Inc. (a)	2,002,406	168,703
Zoom Video Communications, Inc. Class A (b)	61,296	4,887
Zscaler, Inc. (a)	2,752,011	188,871
		5,741,227
Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	10,439,850	1,827,705
NetApp, Inc.	318,447	18,852
Pure Storage, Inc. Class A (a)	8,713,079	138,189
Samsung Electronics Co. Ltd.	885,615	31,666
		2,016,412

TOTAL INFORMATION TECHNOLOGY		13,955,700

MATERIALS - 0.3%
Chemicals - 0.2%
CF Industries Holdings, Inc.	1,268,730	51,054
Dow, Inc. (a)	192,824	9,016
DowDuPont, Inc.	578,474	17,655
LG Chemical Ltd.	9,697	2,717
The Mosaic Co.	245,946	5,280
		85,722
Metals & Mining - 0.1%
Barrick Gold Corp. (Canada)	1,594,100	19,826

TOTAL MATERIALS		105,548

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
American Tower Corp.	668,801	139,626
Ant International Co. Ltd. Class C (c)(d)	1,658,265	10,364
		149,990
UTILITIES - 0.0%
Electric Utilities - 0.0%
DONG Energy A/S (f)	191,500	15,263
TOTAL COMMON STOCKS
(Cost $18,747,662)		40,601,547

Preferred Stocks - 1.8%
Convertible Preferred Stocks - 1.5%
COMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (a)(c)(d)	699,106	895
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.1%
MOD Super Fast Pizza Holdings LLC:
Series 3(a)(c)(d)(g)	56,343	8,030
Series 4 (a)(c)(d)(g)	5,142	733
Series 5 (a)(c)(d)(g)	20,652	2,943
Neutron Holdings, Inc. Series D (c)(d)	17,893,728	4,339
Topgolf International, Inc. Series F (a)(c)(d)	819,532	11,777
		27,822
Internet & Direct Marketing Retail - 0.1%
Reddit, Inc. Series B (a)(c)(d)	384,303	8,334
The Honest Co., Inc.:
Series C (a)(c)(d)	92,950	3,593
Series D (a)(c)(d)	69,363	3,174
		15,101
Leisure Products - 0.1%
Peloton Interactive, Inc. Series E (a)(c)(d)	2,549,928	54,262
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (c)(d)	24,267	1,279
Series B (c)(d)	4,263	225
Series C (c)(d)	40,746	2,148
ORIC Pharmaceuticals, Inc. Series C (a)(c)(d)	1,416,666	4,222
		7,874
TOTAL CONSUMER DISCRETIONARY		105,059
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Sweetgreen, Inc. Series H (c)(d)	705,259	9,197
Food Products - 0.0%
Agbiome LLC Series C (c)(d)	1,060,308	5,683
Tobacco - 0.0%
JUUL Labs, Inc. Series E (c)(d)	22,033	6,026
TOTAL CONSUMER STAPLES		20,906
FINANCIALS - 0.0%
Insurance - 0.0%
Clover Health Series D (a)(c)(d)	863,631	8,099
HEALTH CARE - 0.7%
Biotechnology - 0.5%
10X Genomics, Inc.:
Series C (a)(c)(d)	2,505,940	38,591
Series D (a)(c)(d)	364,100	5,607
23andMe, Inc. Series F (a)(c)(d)	590,383	7,315
BioNTech AG Series A (a)(c)(d)	114,025	36,909
Fulcrum Therapeutics, Inc. Series B (c)(d)	2,308,437	4,340
Generation Bio Series B (a)(c)(d)	831,800	7,561
Immunocore Ltd. Series A (a)(c)(d)	67,323	8,287
Intarcia Therapeutics, Inc.:
Series CC (a)(c)(d)	1,051,411	42,519
Series DD (a)(c)(d)	1,543,687	62,427
		213,556
Health Care Providers & Services - 0.0%
Mulberry Health, Inc. Series A8 (a)(c)(d)	2,790,742	19,942
Health Care Technology - 0.1%
Codiak Biosciences, Inc.:
Series A 8.00% (a)(c)(d)	589,863	2,141
Series B 8.00% (a)(c)(d)	1,917,058	6,959
Series C, 8.00% (a)(c)(d)	2,688,186	9,758
Karuna Therapeutics, Inc. Series B (c)	281,534	5,265
		24,123
Pharmaceuticals - 0.1%
Allovir, Inc. Series B (c)(d)	1,225,771	9,990
Castle Creek Pharmaceutical Holdings, Inc. Series B (c)(d)	16,803	7,069
Harmony Biosciences II, Inc. Series A (a)(c)(d)	10,934,380	10,934
Nohla Therapeutics, Inc. Series B (a)(c)(d)	9,124,200	0
		27,993
TOTAL HEALTH CARE		285,614
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(c)(d)	216,276	44,120
Professional Services - 0.1%
YourPeople, Inc. Series C (a)(c)(d)	5,833,137	20,124
TOTAL INDUSTRIALS		64,244
INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.0%
Starry, Inc.:
Series B (a)(c)(d)	9,869,159	14,113
Series C (a)(c)(d)	5,234,614	7,485
Series D (c)(d)	5,078,764	7,263
		28,861
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(c)(d)	923,523	891
Software - 0.3%
Bird Rides, Inc. Series C (c)(d)	348,328	4,091
Cloudflare, Inc. Series D, 8.00% (a)(c)(d)	2,229,826	30,303
Dataminr, Inc. Series D (a)(c)(d)	1,773,901	40,001
Jet.Com, Inc. Series B1 (Escrow) (a)(c)(d)	7,578,338	344
Outset Medical, Inc.:
Series C (a)(c)(d)	1,244,716	3,871
Series D (c)(d)	1,525,901	4,746
Taboola.Com Ltd. Series E (a)(c)(d)	1,337,420	31,563
		114,919
TOTAL INFORMATION TECHNOLOGY		144,671
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Sonder Canada, Inc. Series D (c)(d)	965,896	10,138

TOTAL CONVERTIBLE PREFERRED STOCKS		639,626

Nonconvertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc. (c)(d)	13,038	687
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	4,416,739	57,329
FINANCIALS - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA	2,520,600	22,483
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Yumanity Holdings LLC:
Class A (a)(c)(d)	464,607	3,062
Class B (c)(d)	336,308	2,216
		5,278
Pharmaceuticals - 0.1%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (c)(d)	46,864	19,715
TOTAL HEALTH CARE		24,993

TOTAL NONCONVERTIBLE PREFERRED STOCKS		105,492

TOTAL PREFERRED STOCKS
(Cost $601,284)		745,118
	Principal Amount (000s)	Value (000s)

Preferred Securities - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% 7/18/21(c)(d)
(Cost $13,682)	13,682	13,899
	Shares	Value (000s)

Money Market Funds - 1.4%
Fidelity Cash Central Fund 2.41% (h)	69,012,971	69,027
Fidelity Securities Lending Cash Central Fund 2.42% (h)(i)	513,799,609	513,851
TOTAL MONEY MARKET FUNDS
(Cost $582,869)		582,878
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $19,945,497)		41,943,442
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(491,001)
NET ASSETS - 100%		$41,452,441

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,087,620,000 or 2.6% of net assets.

 (d) Level 3 security

 (e) Affiliated company

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $314,498,000 or 0.8% of net assets.

 (g) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
10X Genomics, Inc. Series C	2/23/16 - 4/3/17	$11,222
10X Genomics, Inc. Series D	4/10/18	$3,484
23andMe, Inc. Series F	8/31/17	$8,197
Adimab LLC	9/17/14 - 6/5/15	$47,869
Agbiome LLC Series C	6/29/18	$6,716
Allbirds, Inc.	10/9/18	$3,372
Allbirds, Inc.	10/9/18	$715
Allbirds, Inc. Series A	10/9/18	$1,331
Allbirds, Inc. Series B	10/9/18	$234
Allbirds, Inc. Series C	10/9/18	$2,234
Allovir, Inc. Series B	5/8/19	$9,990
Altiostar Networks, Inc. Series A1	1/10/17	$3,216
Ant International Co. Ltd. Class C	5/16/18	$9,303
AppNexus, Inc. Series E (Escrow)	8/1/14	$1,665
BioNTech AG Series A	12/29/17	$24,972
Bird Rides, Inc. Series C	12/21/18	$4,091
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	$15,506
Castle Creek Pharmaceutical Holdings, Inc. Series B	10/9/18	$6,920
Cibus Corp. Series C	2/16/18	$9,500
Cibus Corp. Series D	5/10/19	$3,426
Cloudflare, Inc. Series D, 8.00%	11/5/14 - 9/10/18	$17,559
Clover Health Series D	6/7/17	$8,099
Codiak Biosciences, Inc. Series A 8.00%	11/12/15	$590
Codiak Biosciences, Inc. Series B 8.00%	11/12/15	$5,751
Codiak Biosciences, Inc. Series C, 8.00%	11/17/17	$10,182
Cyclerion Therapeutics, Inc.	4/2/19	$8,052
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$22,617
Fulcrum Therapeutics, Inc. Series B	8/24/18	$4,617
Generation Bio Series B	2/21/18	$7,607
Harmony Biosciences II, Inc. Series A	9/22/17	$10,934
Immunocore Ltd. Series A	7/27/15	$12,669
Intarcia Therapeutics, Inc. Series CC	11/14/12	$14,331
Intarcia Therapeutics, Inc. Series DD	3/17/14	$50,000
Intarcia Therapeutics, Inc. 6% 7/18/21	2/26/19	$13,682
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	$0
JUUL Labs, Inc. Class A	7/6/18	$1,299
JUUL Labs, Inc. Series E	7/6/18	$650
Karuna Therapeutics, Inc. Series B	3/15/19	$4,262
MOD Super Fast Pizza Holdings LLC Series 3	11/3/16	$7,719
MOD Super Fast Pizza Holdings LLC Series 4	12/14/17	$720
MOD Super Fast Pizza Holdings LLC Series 5	5/15/19	$2,943
Mulberry Health, Inc. Series A8	1/20/16	$18,851
Neutron Holdings, Inc. Series D	1/25/19	$4,339
Nohla Therapeutics, Inc. Series B	5/1/18	$4,161
ORIC Pharmaceuticals, Inc. Series C	2/6/18	$4,250
Outset Medical, Inc. Series C	4/19/17	$3,226
Outset Medical, Inc. Series D	8/20/18	$4,746
Peloton Interactive, Inc. Series E	3/31/17	$13,809
Reddit, Inc. Series B	7/26/17	$5,456
RPI International Holdings LP	5/21/15 - 3/23/16	$16,269
Sonder Canada, Inc. Series D	5/21/19	$10,138
Space Exploration Technologies Corp. Class A	10/16/15 - 4/6/17	$38,201
Space Exploration Technologies Corp. Series G	1/20/15	$16,753
Starry, Inc. Series B	12/1/16	$5,339
Starry, Inc. Series C	12/8/17	$4,826
Starry, Inc. Series D	3/6/19	$7,263
Sweetgreen, Inc. Series H	11/9/18	$9,197
Taboola.Com Ltd. Series E	12/22/14	$13,943
The Honest Co., Inc.	8/21/14	$1,078
The Honest Co., Inc. Series C	8/21/14	$2,515
The Honest Co., Inc. Series D	8/3/15	$3,174
Topgolf International, Inc. Series F	11/10/17	$11,337
Tory Burch LLC Class A	5/14/15	$67,653
Tory Burch LLC Class B	12/31/12	$17,505
Turn, Inc. (Escrow)	4/11/17	$591
Wheels Up Partners Holdings LLC Series B	9/18/15	$19,040
Wheels Up Partners Holdings LLC Series C	6/22/17	$10,815
Wheels Up Partners Holdings LLC Series D	5/16/19	$9,242
YourPeople, Inc. Series C	5/1/15	$86,920
Yumanity Holdings LLC Class A	2/8/16	$3,140
Yumanity Holdings LLC Class B	6/19/18	$2,815

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$788
Fidelity Securities Lending Cash Central Fund	6,917
Total	$7,705

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
ACADIA Pharmaceuticals, Inc.	$138,324	$2,609	$2,781	$--	$2,176	$32,847	$173,175
Actua Corp.	1,135	--	21	--	21	1,719	2,854
Akcea Therapeutics, Inc.	177,899	19,794	8,667	--	1,571	(72,929)	117,668
Alkermes PLC	291,143	--	130,358	--	(15,634)	(60,828)	--
Alnylam Pharmaceuticals, Inc.	411,703	30,537	7,800	--	4,480	(77,497)	361,423
Arlo Technologies, Inc.	43,020	68	16,423	--	(34,998)	(26,915)	18,713
aTyr Pharma, Inc.	1,353	--	21	--	(186)	(215)	--
Calyxt, Inc.	19,399	--	403	--	150	1,839	20,985
Evelo Biosciences, Inc.	6,669	424	134	--	23	(1,670)	5,312
Evelo Biosciences, Inc.	9,020	--	--	--	--	(2,219)	6,801
Infinera Corp.	56,075	1,514	1,049	--	(43)	(15,723)	40,774
Intra-Cellular Therapies, Inc.	54,509	--	859	--	(237)	(5,330)	48,083
Ionis Pharmaceuticals, Inc.	465,471	46,506	9,735	--	7,182	47,581	557,005
Lexicon Pharmaceuticals, Inc.	53,573	1,155	2,943	--	(3,220)	(14,819)	33,746
lululemon athletica, Inc.	959,027	5,111	23,036	--	17,314	218,877	1,177,293
Momenta Pharmaceuticals, Inc.	60,109	15,256	1,436	--	145	(916)	73,158
NETGEAR, Inc.	130,806	512	37,428	--	(8,412)	480	--
OptiNose, Inc.	10,454	2,185	242	--	2	(472)	11,927
OptiNose, Inc.	7,812	--	--	--	--	(278)	7,534
Presbia PLC	888	7	11	--	(55)	(698)	131
Rigel Pharmaceuticals, Inc.	32,270	796	503	--	67	(8,120)	24,510
Seres Therapeutics, Inc.	12,834	--	165	--	(34)	(12,506)	7,096
Seres Therapeutics, Inc.	4,783	--	--	--	--	2,184	--
Sienna Biopharmaceuticals, Inc.	8,483	2,415	55	--	(37)	(15,196)	2,512
Sienna Biopharmaceuticals, Inc.	5,702	--	--	--	--	1,200	--
Silicon Laboratories, Inc.	279,754	14,265	7,804	--	2,151	14,031	302,397
Syros Pharmaceuticals, Inc.	8,321	4,541	3,134	--	(3,698)	1,740	7,770
Syros Pharmaceuticals, Inc.	6,388	--	--	--	--	(854)	5,534
Translate Bio, Inc.	3,037	2,363	73	--	24	1,685	7,036
Translate Bio, Inc.	13,693	--	--	--	--	4,268	--
Translate Bio, Inc.	--	--	--	--	--	2,931	20,892
UNITY Biotechnology, Inc.	15,350	--	--	--	--	543	--
UNITY Biotechnology, Inc.	8,762	5,988	226	--	32	(11,679)	18,770
	$3,297,766	$156,046	$255,307	$--	$(31,216)	$3,061	$3,053,099

 (a) Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$5,551,072	$5,478,138	$71,384	$1,550
Consumer Discretionary	8,618,000	8,436,579	--	181,421
Consumer Staples	1,830,255	1,753,072	44,225	32,958
Energy	606,354	606,354	--	--
Financials	777,343	769,244	--	8,099
Health Care	7,495,296	6,867,868	147,243	480,185
Industrials	2,087,035	1,671,690	221,153	194,192
Information Technology	14,100,371	13,952,846	--	147,525
Materials	105,548	105,548	--	--
Real Estate	160,128	139,626	--	20,502
Utilities	15,263	15,263	--	--
Preferred Securities	13,899	--	--	13,899
Money Market Funds	582,878	582,878	--	--
Total Investments in Securities:	$41,943,442	$40,379,106	$484,005	$1,080,331

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Health Care
Beginning Balance	$589,961
Net Realized Gain (Loss) on Investment Securities	(1,304)
Net Unrealized Gain (Loss) on Investment Securities	(48,988)
Cost of Purchases	13,494
Proceeds of Sales	(72,978)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$480,185
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2019	$7,273
Other Investments in Securities
Beginning Balance	$740,119
Net Realized Gain (Loss) on Investment Securities	38
Net Unrealized Gain (Loss) on Investment Securities	(63,337)
Cost of Purchases	53,692
Proceeds of Sales	(130,366)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$600,146
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2019	$103,875

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and proceeds of sales includes securities delivered through affiliated in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $493,995) — See accompanying schedule: Unaffiliated issuers (cost $17,222,029)	$38,307,465
Fidelity Central Funds (cost $582,869)	582,878
Other affiliated issuers (cost $2,140,599)	3,053,099
Total Investment in Securities (cost $19,945,497)		$41,943,442
Cash		738
Restricted cash		141
Foreign currency held at value (cost $139)		139
Receivable for investments sold		53,426
Receivable for fund shares sold		33,097
Dividends receivable		26,223
Distributions receivable from Fidelity Central Funds		1,566
Prepaid expenses		11
Other receivables		2,232
Total assets		42,061,015
Liabilities
Payable for investments purchased	$38,332
Payable for fund shares redeemed	23,450
Accrued management fee	26,164
Other affiliated payables	3,861
Other payables and accrued expenses	2,938
Collateral on securities loaned	513,829
Total liabilities		608,574
Net Assets		$41,452,441
Net Assets consist of:
Paid in capital		$18,743,441
Total distributable earnings (loss)		22,709,000
Net Assets		$41,452,441
Net Asset Value and Maximum Offering Price
Growth Company:
Net Asset Value, offering price and redemption price per share ($26,708,100 ÷ 1,458,244 shares)		$18.32
Class K:
Net Asset Value, offering price and redemption price per share ($14,744,341 ÷ 804,173 shares)		$18.33

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2019 (Unaudited)
Investment Income
Dividends		$129,447
Income from Fidelity Central Funds (including $6,917 from security lending)		7,705
Total income		137,152
Expenses
Management fee
Basic fee	$112,516
Performance adjustment	35,131
Transfer agent fees	20,879
Accounting and security lending fees	1,180
Custodian fees and expenses	281
Independent trustees' fees and expenses	113
Registration fees	341
Audit	67
Legal	49
Interest	26
Miscellaneous	163
Total expenses before reductions	170,746
Expense reductions	(336)
Total expenses after reductions		170,410
Net investment income (loss)		(33,258)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,015,337
Fidelity Central Funds	(8)
Other affiliated issuers	(31,216)
Foreign currency transactions	(225)
Total net realized gain (loss)		983,888
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $771)	577,932
Other affiliated issuers	3,061
Assets and liabilities in foreign currencies	(19)
Total change in net unrealized appreciation (depreciation)		580,974
Net gain (loss)		1,564,862
Net increase (decrease) in net assets resulting from operations		$1,531,604

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2019 (Unaudited)	Year ended November 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(33,258)	$(14,309)
Net realized gain (loss)	983,888	3,644,929
Change in net unrealized appreciation (depreciation)	580,974	(988,735)
Net increase (decrease) in net assets resulting from operations	1,531,604	2,641,885
Distributions to shareholders	(2,255,301)	(1,899,438)
Share transactions - net increase (decrease)	1,092,997	(1,331,921)
Total increase (decrease) in net assets	369,300	(589,474)
Net Assets
Beginning of period	41,083,141	41,672,615
End of period	$41,452,441	$41,083,141

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Growth Company Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018A	2017A	2016A	2015A	2014A
Selected Per–Share Data
Net asset value, beginning of period	$18.79	$18.53	$14.28	$14.35	$13.65	$12.47
Income from Investment Operations
Net investment income (loss)B	(.02)	(.01)C	(.01)	.01	–	.02
Net realized and unrealized gain (loss)	.57	1.12	5.08	.47	1.17	2.05
Total from investment operations	.55	1.11	5.07	.48	1.17	2.07
Distributions from net investment income	–	–	(.01)	–	(.01)	(.02)
Distributions from net realized gain	(1.02)	(.85)	(.81)	(.55)	(.46)	(.87)
Total distributions	(1.02)	(.85)	(.82)	(.55)	(.47)	(.89)
Net asset value, end of period	$18.32	$18.79	$18.53	$14.28	$14.35	$13.65
Total ReturnD,E	3.81%	6.19%	37.34%	3.48%	8.90%	17.80%
Ratios to Average Net AssetsF,G
Expenses before reductions	.85%H	.85%	.85%	.77%	.88%	.82%
Expenses net of fee waivers, if any	.85%H	.85%	.85%	.77%	.87%	.82%
Expenses net of all reductions	.85%H	.85%	.85%	.77%	.87%	.82%
Net investment income (loss)	(.19)%H	(.07)%C	(.04)%	.07%	(.01)%	.12%
Supplemental Data
Net assets, end of period (in millions)	$26,708	$25,615	$25,256	$21,114	$23,513	$24,165
Portfolio turnover rateI	17%H,J	18%J	15%J	19%J	18%J	12%J

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.19) %.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Growth Company Fund Class K

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018A	2017A	2016A	2015A	2014A
Selected Per–Share Data
Net asset value, beginning of period	$18.80	$18.52	$14.27	$14.34	$13.64	$12.47
Income from Investment Operations
Net investment income (loss)B	(.01)	–C,D	.01	.02	.01	.03
Net realized and unrealized gain (loss)	.56	1.13	5.07	.47	1.17	2.05
Total from investment operations	.55	1.13	5.08	.49	1.18	2.08
Distributions from net investment income	–	–D	(.02)	(.01)	(.03)	(.04)
Distributions from net realized gain	(1.02)	(.85)	(.81)	(.55)	(.45)	(.87)
Total distributions	(1.02)	(.85)	(.83)	(.56)	(.48)	(.91)
Net asset value, end of period	$18.33	$18.80	$18.52	$14.27	$14.34	$13.64
Total ReturnE,F	3.80%	6.28%	37.47%	3.59%	9.01%	17.93%
Ratios to Average Net AssetsG,H
Expenses before reductions	.76%I	.76%	.75%	.66%	.77%	.71%
Expenses net of fee waivers, if any	.76%I	.76%	.75%	.66%	.77%	.71%
Expenses net of all reductions	.76%I	.76%	.75%	.66%	.77%	.71%
Net investment income (loss)	(.11)%I	.02%C	.06%	.17%	.09%	.24%
Supplemental Data
Net assets, end of period (in millions)	$14,744	$15,468	$16,416	$14,739	$17,587	$18,242
Portfolio turnover rateJ	17%I,K	18%K	15%K	19%K	18%K	12%K

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.11) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Growth Company Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Company and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$1,066,246	Market comparable	Enterprise value/Sales multiple (EV/S)	0.9 - 11.7 / 5.0	Increase
			Transaction price	$1.00 - $411.85 / $197.90	Increase
			Discount rate	6.0% - 75.0% / 33.4%	Decrease
			Liquidity preference	$14.90 - $45.76 / $21.72	Increase
			Premium rate	6.9% - 15.5% / 8.2%	Increase
			Conversion ratio	3.0	Increase
			Proxy premium	2.0%	Increase
			Proxy discount	0.6% - 21.3% / 5.8%	Decrease
			Discount for lack of marketability	10.0% - 15.0% / 14.7%	Decrease
		Recovery value	Recovery value	0.0% - 1.6% / 1.3%	Increase
		Market approach	Transaction price	$0.24 - $277.00 / $85.02	Increase
			Liquidity preference	$2.10	Increase
			Conversion ratio	1.6	Increase
		Discount cash flow	Discount rate	8.0% - 11.0% / 10.5%	Decrease
			Growth rate	3.5%	Increase
			Probability rate	6.3%	Increase
			Discount for lack of marketability	10.0%	Decrease
Preferred Securities	$13,899	Market approach	Transaction price	$100.00	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2019, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $1,984 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, deferred trustees compensation, net operating losses and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$23,796,011
Gross unrealized depreciation	(2,022,302)
Net unrealized appreciation (depreciation)	$21,773,709
Tax cost	$20,169,733

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $280,632 in these Subsidiaries, representing .68% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $3,575,757 and $4,034,794, respectively.

Unaffiliated Redemptions In-Kind. During the period, 41,436 shares of the Fund were redeemed in-kind for investments and cash with a value of $724,911. The net realized gain of $507,556 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets, as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Unaffiliated Redemptions In-Kind.

During the prior period, 93,489* shares of the Fund were redeemed in-kind for investments and cash with a value of $1,799,315. The Fund had a net realized gain of $1,264,532 on investments delivered through the in-kind redemptions. The amount of the redemptions is included in share transactions activity shown in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

* Share activity prior to August 10, 2018 has been adjusted to reflect the impact of the 10 for 1 share split occurred on that date.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Company as compared to its benchmark index, the Russell 3000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .71% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Company, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Growth Company	$17,386.13
Class K	3,493.05
	$20,879

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .01%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $108 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$50,567	2.65%	$26

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $59 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $36,357. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $1,548 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $170 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $13.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $153.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2019	Year ended November 30, 2018
Distributions to shareholders
Growth Company	$1,424,494	$1,149,671
Class K	830,807	749,767
Total	$2,255,301	$1,899,438

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2019	Year ended November 30, 2018(a)	Six months ended May 31, 2019	Year ended November 30, 2018
Growth Company
Shares sold	125,125	248,528	$2,255,215	$4,759,280
Reinvestment of distributions	83,397	58,986	1,317,674	1,059,253
Shares redeemed	(113,697)(b)	(307,305)(c)	(2,037,088)(b)	(5,899,459)(c)
Net increase (decrease)	94,825	209	$1,535,801	$(80,926)
Class K
Shares sold	62,567	187,471	$1,134,790	$3,588,943
Reinvestment of distributions	52,532	41,745	830,534	749,542
Shares redeemed	(133,732)(b)	(292,620)(c)	(2,408,128)(b)	(5,589,480)(c)
Net increase (decrease)	(18,633)	(63,404)	$(442,804)	$(1,250,995)

 (a) Share activity prior to August 10, 2018 has been adjusted to reflect the impact of the 10 for 1 share split that occurred on that date.

 (b) Amount includes in-kind redemptions (see the Unaffiliated Redemptions In-Kind note for additional details).

 (c) Amount includes in-kind redemptions (see the Prior Fiscal Year Unaffiliated Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2018 to May 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period-B December 1, 2018 to May 31, 2019
Growth Company	.85%
Actual		$1,000.00	$1,038.10	$4.32
Hypothetical-C		$1,000.00	$1,020.69	$4.28
Class K	.76%
Actual		$1,000.00	$1,038.00	$3.86
Hypothetical-C		$1,000.00	$1,021.14	$3.83

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Growth Company Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Growth Company Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Growth Company Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although the fund is partially closed to new investors, it continues to incur investment management expenses, and marketing and distribution expenses related to the retention of existing shareholders and assets. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

GCF-SANN-0719
1.704741.121

Fidelity® New Millennium Fund® Semi-Annual Report May 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2019

% of fund's net assets
General Electric Co.	4.2
Exxon Mobil Corp.	2.9
Bank of America Corp.	2.5
American International Group, Inc.	2.3
Comcast Corp. Class A	2.3
Walmart, Inc.	2.1
Berkshire Hathaway, Inc. Class B	2.0
Duke Energy Corp.	1.7
Procter& Gamble Co.	1.7
Cisco Systems, Inc.	1.5
23.2

Top Five Market Sectors as of May 31, 2019

% of fund's net assets
Financials	20.5
Industrials	13.1
Health Care	11.3
Consumer Discretionary	11.1
Energy	10.3

Asset Allocation (% of fund's net assets)

As of May 31, 2019*
Stocks	95.0%
Convertible Securities	1.3%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	3.5%

 * Foreign investments - 15.0%

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value (000s)
COMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 1.7%
Cogent Communications Group, Inc.	153,600	$8,986
Verizon Communications, Inc.	736,500	40,029
		49,015
Entertainment - 0.4%
Trion World, Inc. (a)(b)(c)	1,062,359	0
WME Entertainment Parent, LLC Class A (a)(b)(c)(d)	3,848,154	12,083
		12,083
Media - 2.3%
Comcast Corp. Class A	1,602,200	65,690
Wireless Telecommunication Services - 0.7%
Sprint Corp. (a)	2,963,300	20,358

TOTAL COMMUNICATION SERVICES		147,146

CONSUMER DISCRETIONARY - 10.0%
Automobiles - 0.8%
Fiat Chrysler Automobiles NV	1,421,300	17,937
Tesla, Inc. (a)	22,800	4,222
		22,159
Hotels, Restaurants & Leisure - 1.6%
ARAMARK Holdings Corp.	243,200	8,461
Del Frisco's Restaurant Group, Inc. (a)(e)	594,200	4,076
Drive Shack, Inc. (a)	2,114,780	9,622
U.S. Foods Holding Corp. (a)	543,800	18,794
Wynn Resorts Ltd.	56,700	6,086
		47,039
Household Durables - 2.0%
D.R. Horton, Inc.	510,900	21,846
Newell Brands, Inc.	510,900	6,856
NVR, Inc. (a)	4,730	15,143
Toll Brothers, Inc.	440,413	15,313
		59,158
Leisure Products - 0.1%
New Academy Holding Co. LLC unit (a)(b)(c)(f)	66,000	1,803
Multiline Retail - 1.2%
Dollar General Corp.	192,500	24,501
Dollar Tree, Inc. (a)	95,100	9,661
		34,162
Specialty Retail - 2.3%
AutoZone, Inc. (a)	29,400	30,197
Tiffany & Co., Inc.	145,500	12,966
TJX Companies, Inc.	491,700	24,728
		67,891
Textiles, Apparel & Luxury Goods - 2.0%
Allbirds, Inc. (b)(c)	4,447	234
Brunello Cucinelli SpA	822,600	25,878
PVH Corp.	131,400	11,194
Tapestry, Inc.	413,100	11,798
Under Armour, Inc. Class A (sub. vtg.) (a)(e)	440,600	10,046
		59,150

TOTAL CONSUMER DISCRETIONARY		291,362

CONSUMER STAPLES - 7.5%
Beverages - 0.3%
Diageo PLC sponsored ADR	56,000	9,411
Food & Staples Retailing - 2.3%
Performance Food Group Co. (a)	141,200	5,556
Walmart, Inc.	599,800	60,844
		66,400
Food Products - 1.3%
Amira Nature Foods Ltd. (a)(e)	1,082,352	942
Greencore Group PLC	5,662,061	14,782
The Hershey Co.	171,800	22,671
		38,395
Household Products - 2.9%
Kimberly-Clark Corp.	182,800	23,378
Procter & Gamble Co.	478,300	49,222
Reckitt Benckiser Group PLC	153,000	12,280
		84,880
Personal Products - 0.7%
Coty, Inc. Class A	582,110	7,183
Unilever NV (Certificaten Van Aandelen) (Bearer)	218,700	13,164
		20,347

TOTAL CONSUMER STAPLES		219,433

ENERGY - 10.1%
Energy Equipment & Services - 1.4%
Borr Drilling Ltd. (a)	4,083,203	8,398
Oceaneering International, Inc. (a)	546,052	8,955
Odfjell Drilling Ltd. (a)	4,359,224	12,911
Pacific Drilling SA	23,209	317
Pacific Drilling SA (a)	371,574	5,083
TechnipFMC PLC	302,000	6,282
		41,946
Oil, Gas & Consumable Fuels - 8.7%
BP PLC sponsored ADR	689,100	28,060
Cabot Oil & Gas Corp.	627,400	15,698
Cheniere Energy, Inc. (a)	222,000	14,026
Exxon Mobil Corp.	1,183,100	83,728
GasLog Ltd.	438,641	6,316
Golar LNG Ltd.	665,200	12,100
Hess Corp.	574,200	32,075
Kosmos Energy Ltd.	2,934,000	18,073
Legacy Reserves, Inc. (a)(e)	5,606,520	707
The Williams Companies, Inc.	1,037,097	27,359
Valero Energy Corp.	202,200	14,235
		252,377

TOTAL ENERGY		294,323

FINANCIALS - 20.5%
Banks - 5.3%
Bank of America Corp.	2,704,600	71,942
First Republic Bank	95,600	9,275
HDFC Bank Ltd. sponsored ADR	141,300	17,544
Metro Bank PLC (a)(e)(g)	1,778,153	15,365
PNC Financial Services Group, Inc.	156,100	19,865
Republic First Bancorp, Inc. (a)	866,300	4,193
SunTrust Banks, Inc.	275,012	16,503
		154,687
Capital Markets - 1.3%
The NASDAQ OMX Group, Inc.	189,400	17,167
TPG Specialty Lending, Inc.	1,039,965	20,300
		37,467
Diversified Financial Services - 2.3%
Berkshire Hathaway, Inc. Class B (a)	290,900	57,429
Focus Financial Partners, Inc. Class A	352,900	9,899
		67,328
Insurance - 8.9%
American International Group, Inc.	1,310,500	66,927
Arch Capital Group Ltd. (a)	857,700	29,531
Beazley PLC	1,105,800	7,829
Chubb Ltd.	287,309	41,967
First American Financial Corp.	252,100	13,021
FNF Group	609,700	23,504
Hiscox Ltd.	444,200	9,187
Marsh & McLennan Companies, Inc.	179,500	17,160
MetLife, Inc.	572,400	26,451
The Travelers Companies, Inc.	146,000	21,253
		256,830
Thrifts & Mortgage Finance - 2.7%
Housing Development Finance Corp. Ltd.	395,168	12,385
LIC Housing Finance Ltd.	1,254,600	10,064
MGIC Investment Corp. (a)	1,208,134	16,370
Radian Group, Inc.	1,745,523	39,187
		78,006

TOTAL FINANCIALS		594,318

HEALTH CARE - 11.1%
Biotechnology - 1.8%
Amgen, Inc.	214,700	35,790
Celgene Corp. (a)	173,700	16,291
		52,081
Health Care Equipment & Supplies - 2.4%
Becton, Dickinson & Co.	108,500	25,328
Boston Scientific Corp. (a)	602,500	23,142
Danaher Corp.	169,000	22,310
		70,780
Health Care Providers & Services - 3.8%
Covetrus, Inc. (a)	116,480	2,872
Henry Schein, Inc. (a)	270,100	17,411
National Vision Holdings, Inc. (a)	357,700	9,740
Notre Dame Intermedica Participacoes SA	1,052,460	10,997
Premier, Inc. (a)	222,100	8,162
UnitedHealth Group, Inc.	176,300	42,629
Universal Health Services, Inc. Class B	142,900	17,084
		108,895
Health Care Technology - 0.5%
Cerner Corp.	214,500	15,009
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	167,300	11,217
Avantor, Inc.	532,600	9,321
Bruker Corp.	295,800	12,356
		32,894
Pharmaceuticals - 1.5%
Amneal Pharmaceuticals, Inc. (a)(e)	453,100	3,416
Catalent, Inc. (a)	230,493	10,487
GlaxoSmithKline PLC	180	3
Perrigo Co. PLC	272,800	11,463
Prestige Brands Holdings, Inc. (a)	278,300	8,079
Roche Holding AG (participation certificate)	39,120	10,275
		43,723

TOTAL HEALTH CARE		323,382

INDUSTRIALS - 13.1%
Aerospace & Defense - 4.8%
General Dynamics Corp.	222,000	35,702
Huntington Ingalls Industries, Inc.	152,500	31,281
Kratos Defense & Security Solutions, Inc. (a)	897,100	19,781
Northrop Grumman Corp.	132,400	40,150
Space Exploration Technologies Corp.:
Class A (a)(b)(c)	58,589	11,952
Class C (a)(b)(c)	818	167
		139,033
Commercial Services & Supplies - 1.2%
KAR Auction Services, Inc.	263,400	14,808
Stericycle, Inc. (a)	185,600	8,608
U.S. Ecology, Inc.	179,056	10,657
		34,073
Electrical Equipment - 0.4%
Melrose Industries PLC	5,399,728	11,192
Industrial Conglomerates - 4.2%
General Electric Co.	13,073,300	123,422
Machinery - 0.7%
Donaldson Co., Inc.	263,800	12,517
Pentair PLC	148,600	5,174
Wabtec Corp. (e)	57,863	3,609
		21,300
Marine - 0.4%
Goodbulk Ltd. (c)	959,290	12,057
Road & Rail - 0.9%
Knight-Swift Transportation Holdings, Inc. Class A	307,900	8,510
Lyft, Inc.	294,644	15,280
Lyft, Inc. (e)	17,600	1,014
		24,804
Trading Companies & Distributors - 0.5%
Bunzl PLC	509,419	13,621

TOTAL INDUSTRIALS		379,502

INFORMATION TECHNOLOGY - 6.7%
Communications Equipment - 1.8%
Cisco Systems, Inc.	830,700	43,221
Telefonaktiebolaget LM Ericsson (B Shares)	809,100	7,785
		51,006
Electronic Equipment & Components - 1.3%
Amphenol Corp. Class A	259,882	22,610
Keysight Technologies, Inc. (a)	194,000	14,575
		37,185
IT Services - 2.4%
Akamai Technologies, Inc. (a)	227,600	17,152
Euronet Worldwide, Inc. (a)	30,800	4,775
First Data Corp. Class A (a)	956,462	24,313
Leidos Holdings, Inc.	316,100	23,812
		70,052
Software - 1.2%
Black Knight, Inc. (a)	640,649	36,318

TOTAL INFORMATION TECHNOLOGY		194,561

MATERIALS - 2.4%
Chemicals - 1.4%
International Flavors & Fragrances, Inc. (e)	136,400	18,471
LG Chemical Ltd.	18,930	5,303
Nutrien Ltd.	191,020	9,316
Olin Corp.	328,500	6,442
		39,532
Metals & Mining - 1.0%
Franco-Nevada Corp.	133,400	10,300
Newcrest Mining Ltd.	502,782	9,490
Novagold Resources, Inc. (a)	2,588,380	10,514
		30,304

TOTAL MATERIALS		69,836

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Cousins Properties, Inc.	836,353	7,569
Crown Castle International Corp.	72,500	9,426
Gaming & Leisure Properties	192,500	7,602
Healthcare Trust of America, Inc.	254,900	7,339
Spirit MTA REIT	190,380	1,338
Spirit Realty Capital, Inc.	353,260	15,070
VEREIT, Inc.	471,400	4,186
VICI Properties, Inc.	668,200	14,821
		67,351
UTILITIES - 6.2%
Electric Utilities - 6.2%
Alliant Energy Corp.	380,100	18,040
Duke Energy Corp.	584,000	49,996
Exelon Corp.	421,200	20,251
IDACORP, Inc.	260,800	26,150
OGE Energy Corp.	246,000	10,224
Southern Co.	463,800	24,813
Xcel Energy, Inc.	516,900	29,639
		179,113
TOTAL COMMON STOCKS
(Cost $2,391,763)		2,760,327

Preferred Stocks - 1.3%
Convertible Preferred Stocks - 1.3%
CONSUMER DISCRETIONARY - 1.1%
Leisure Products - 0.9%
Peloton Interactive, Inc.:
Series E (a)(b)(c)	923,284	19,647
Series F (b)(c)	298,932	6,361
		26,008
Textiles, Apparel & Luxury Goods - 0.2%
Allbirds, Inc.:
Series A (b)(c)	1,755	93
Series B (b)(c)	308	16
Series C (b)(c)	2,947	155
Bolt Threads, Inc. Series D (a)(b)(c)	390,327	5,000
		5,264
TOTAL CONSUMER DISCRETIONARY		31,272
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Butterfly Network, Inc. Series D (a)(b)(c)	658,083	6,087
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series H (a)(b)(c)	7,570	1,544

TOTAL CONVERTIBLE PREFERRED STOCKS		38,903

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc. (b)(c)	943	50
TOTAL PREFERRED STOCKS
(Cost $23,686)		38,953
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.0%
Convertible Bonds - 0.0%
COMMUNICATION SERVICES - 0.0%
Entertainment - 0.0%
Trion World, Inc. 8% 10/10/19 pay-in-kind (b)(c)(h)(i)	474	0
Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Pacific Drilling Second Lien Escrow Issuer Ltd. 12% 4/1/24 pay-in-kind (i)(j)	190	187
TOTAL CORPORATE BONDS
(Cost $667)		187
	Shares	Value (000s)

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (b)(c)(d)
(Cost $8,368)	8,367,654	4,221

Money Market Funds - 5.0%
Fidelity Cash Central Fund 2.41% (k)	113,746,755	113,770
Fidelity Securities Lending Cash Central Fund 2.42% (k)(l)	32,792,096	32,795
TOTAL MONEY MARKET FUNDS
(Cost $146,564)		146,565
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $2,571,048)		2,950,253
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(44,492)
NET ASSETS - 100%		$2,905,761

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $69,413,000 or 2.4% of net assets.

 (c) Level 3 security

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Security or a portion of the security is on loan at period end.

 (f) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Non-income producing - Security is in default.

 (i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (j) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $187,000 or 0.0% of net assets.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Allbirds, Inc.	10/9/18	$244
Allbirds, Inc.	10/9/18	$52
Allbirds, Inc. Series A	10/9/18	$96
Allbirds, Inc. Series B	10/9/18	$17
Allbirds, Inc. Series C	10/9/18	$162
Bolt Threads, Inc. Series D	12/13/17	$6,261
Butterfly Network, Inc. Series D	5/4/18	$6,759
New Academy Holding Co. LLC unit	8/1/11	$6,956
Peloton Interactive, Inc. Series E	3/31/17	$5,000
Peloton Interactive, Inc. Series F	8/30/18	$4,317
Space Exploration Technologies Corp. Class A	4/8/16 - 9/11/17	$5,981
Space Exploration Technologies Corp. Class C	9/11/17	$110
Space Exploration Technologies Corp. Series H	8/4/17	$1,022
Trion World, Inc.	8/22/08 - 3/20/13	$5,798
Trion World, Inc. 8% 10/10/19 pay-in-kind	10/10/13 - 4/10/18	$473
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$8,368
WME Entertainment Parent, LLC Class A	8/16/16	$7,349

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,250
Fidelity Securities Lending Cash Central Fund	288
Total	$1,538

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Legacy Reserves, Inc.	$12,054	$--	$--	$--	$--	$(11,347)	$--
Total	$12,054	$--	$--	$--	$--	$(11,347)	$--

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$147,146	$135,063	$--	$12,083
Consumer Discretionary	322,684	289,325	--	33,359
Consumer Staples	219,433	193,989	25,444	--
Energy	294,323	294,323	--	--
Financials	594,318	594,318	--	--
Health Care	329,469	313,104	10,278	6,087
Industrials	381,046	340,046	15,280	25,720
Information Technology	194,561	186,776	7,785	--
Materials	69,836	69,836	--	--
Real Estate	67,351	67,351	--	--
Utilities	179,113	179,113	--	--
Corporate Bonds	187	--	187	0
Other	4,221	--	--	4,221
Money Market Funds	146,565	146,565	--	--
Total Investments in Securities:	$2,950,253	$2,809,809	$58,974	$81,470

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$25,103
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	8,256
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$33,359
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2019	$8,256
Other investments in securities
Beginning Balance	$63,194
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(2,298)
Cost of Purchases	79
Proceeds of Sales	(12,864)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$48,111
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2019	$(15,162)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.0%
United Kingdom	3.6%
Bermuda	3.0%
Switzerland	1.8%
India	1.3%
Ireland	1.1%
Netherlands	1.1%
Canada	1.0%
Others (Individually Less Than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		May 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $26,946) — See accompanying schedule: Unaffiliated issuers (cost $2,424,484)	$2,803,688
Fidelity Central Funds (cost $146,564)	146,565
Total Investment in Securities (cost $2,571,048)		$2,950,253
Cash		289
Restricted cash		411
Receivable for investments sold		2,250
Receivable for fund shares sold		584
Dividends receivable		5,458
Interest receivable		3
Distributions receivable from Fidelity Central Funds		339
Prepaid expenses		1
Other receivables		70
Total assets		2,959,658
Liabilities
Payable for investments purchased
Regular delivery	$11,772
Delayed delivery	5,125
Payable for fund shares redeemed	2,219
Accrued management fee	1,149
Other affiliated payables	445
Other payables and accrued expenses	401
Collateral on securities loaned	32,786
Total liabilities		53,897
Net Assets		$2,905,761
Net Assets consist of:
Paid in capital		$2,486,783
Total distributable earnings (loss)		418,978
Net Assets, for 83,620 shares outstanding		$2,905,761
Net Asset Value, offering price and redemption price per share ($2,905,761 ÷ 83,620 shares)		$34.75

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2019 (Unaudited)
Investment Income
Dividends		$34,681
Non-Cash dividends		4,782
Interest		439
Income from Fidelity Central Funds		1,538
Total income		41,440
Expenses
Management fee
Basic fee	$8,166
Performance adjustment	(903)
Transfer agent fees	2,338
Accounting and security lending fees	450
Custodian fees and expenses	36
Independent trustees' fees and expenses	8
Registration fees	21
Audit	48
Legal	6
Interest	2
Miscellaneous	12
Total expenses before reductions	10,184
Expense reductions	(65)
Total expenses after reductions		10,119
Net investment income (loss)		31,321
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,231
Foreign currency transactions	(71)
Total net realized gain (loss)		10,160
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $315)	17,173
Other affiliated issuers	(11,347)
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		5,827
Net gain (loss)		15,987
Net increase (decrease) in net assets resulting from operations		$47,308

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2019 (Unaudited)	Year ended November 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$31,321	$33,892
Net realized gain (loss)	10,160	437,687
Change in net unrealized appreciation (depreciation)	5,827	(369,698)
Net increase (decrease) in net assets resulting from operations	47,308	101,881
Distributions to shareholders	(446,488)	(265,435)
Share transactions
Proceeds from sales of shares	98,697	375,717
Reinvestment of distributions	425,460	252,831
Cost of shares redeemed	(425,258)	(546,925)
Net increase (decrease) in net assets resulting from share transactions	98,899	81,623
Total increase (decrease) in net assets	(300,281)	(81,931)
Net Assets
Beginning of period	3,206,042	3,287,973
End of period	$2,905,761	$3,206,042
Other Information
Shares
Sold	2,859	8,962
Issued in reinvestment of distributions	13,854	6,362
Redeemed	(12,207)	(13,207)
Net increase (decrease)	4,506	2,117

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity New Millennium Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$40.52	$42.70	$37.56	$38.99	$42.10	$40.16
Income from Investment Operations
Net investment income (loss)A	.36	.43	.38	.43	.39	.38B
Net realized and unrealized gain (loss)	(.43)C	.87	7.01	2.31	(.46)	3.89
Total from investment operations	(.07)	1.30	7.39	2.74	(.07)	4.27
Distributions from net investment income	(.39)	(.36)	(.43)	(.35)	(.28)	(.19)
Distributions from net realized gain	(5.31)	(3.12)	(1.82)	(3.82)	(2.76)	(2.13)
Total distributions	(5.70)	(3.48)	(2.25)	(4.17)	(3.04)	(2.33)D
Net asset value, end of period	$34.75	$40.52	$42.70	$37.56	$38.99	$42.10
Total ReturnE,F	1.67%	3.19%	20.69%	8.57%	.08%	11.31%
Ratios to Average Net AssetsG,H
Expenses before reductions	.67%I	.64%	.54%	.57%	.72%	.82%
Expenses net of fee waivers, if any	.67%I	.64%	.54%	.57%	.72%	.82%
Expenses net of all reductions	.67%I	.63%	.54%	.57%	.71%	.81%
Net investment income (loss)	2.07%I	1.03%	.98%	1.25%	1.00%	.92%B
Supplemental Data
Net assets, end of period (in millions)	$2,906	$3,206	$3,288	$3,045	$3,313	$4,282
Portfolio turnover rateJ	28%I	37%	31%	44%	57%	44%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .59%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $2.33 per share is comprised of distributions from net investment income of $.192 and distributions from net realized gain of $2.133 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity New Millennium Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$65,194	Market comparable	Enterprise value/Sales multiple (EV/S)	2.8 - 22.8 / 9.3	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	6.8	Increase
			Premium rate	10.0% - 94.7% - 76.6%	Increase
			Discount for lack of marketability	10.0%	Decrease
		Recovery value	Recovery value	0.0%	Increase
		Market approach	Transaction price	$19.55 - $204.00 / $59.29	Increase
Corporate Bonds	$0	Recovery value	Recovery value	0.0%	Increase
Other	$4,221	Discount cash flow	Discount rate	17.2%	Decrease

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2019, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) partnerships, market discount, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$614,629
Gross unrealized depreciation	(222,589)
Net unrealized appreciation (depreciation)	$392,040
Tax cost	$2,558,213

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $16,715 in these Subsidiaries, representing .58% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $417,356 and $648,402, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .48% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $22 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$33,118	2.68%	$2

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $288, including less than five hundred dollars from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $51 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $12.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2018 to May 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period-B December 1, 2018 to May 31, 2019
Actual	.67%	$1,000.00	$1,016.70	$3.37
Hypothetical-C		$1,000.00	$1,021.59	$3.38

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New Millennium Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity New Millennium Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity New Millennium Fund

The Board considered that effective February 1, 2017, the fund's individual fund fee rate was reduced from 0.35% to 0.30%. The Board considered that the chart below reflects the fund's management rate for 2016, as if the lower fee rate were in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for the 12-month period ended June 30, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

NMF-SANN-0719
1.704547.121

Fidelity® Growth Strategies Fund Semi-Annual Report May 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2019

% of fund's net assets
Total System Services, Inc.	4.2
VeriSign, Inc.	3.6
Roper Technologies, Inc.	2.8
Fiserv, Inc.	2.5
Wellcare Health Plans, Inc.	2.4
Dollar General Corp.	2.2
ResMed, Inc.	2.2
Workday, Inc. Class A	2.1
Edwards Lifesciences Corp.	1.9
ON Semiconductor Corp.	1.9
25.8

Top Five Market Sectors as of May 31, 2019

% of fund's net assets
Information Technology	36.3
Industrials	16.5
Health Care	15.2
Consumer Discretionary	13.2
Financials	7.3

Asset Allocation (% of fund's net assets)

As of May 31, 2019 *
Stocks	98.9%
Short-Term Investments and Net Other Assets (Liabilities)	1.1%

 * Foreign investments - 1.3%

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
COMMUNICATION SERVICES - 3.8%
Entertainment - 3.3%
Electronic Arts, Inc. (a)	152,000	$14,148
Live Nation Entertainment, Inc. (a)	592,028	36,007
Take-Two Interactive Software, Inc. (a)	330,000	35,690
		85,845
Interactive Media & Services - 0.4%
TripAdvisor, Inc. (a)	257,000	10,863
Media - 0.1%
Sinclair Broadcast Group, Inc. Class A	40,000	2,147

TOTAL COMMUNICATION SERVICES		98,855

CONSUMER DISCRETIONARY - 13.2%
Distributors - 1.0%
Pool Corp.	145,158	26,097
Diversified Consumer Services - 1.5%
Service Corp. International	900,000	39,483
Hotels, Restaurants & Leisure - 1.3%
Domino's Pizza, Inc.	85,258	23,830
Planet Fitness, Inc. (a)	115,607	8,840
		32,670
Internet & Direct Marketing Retail - 0.5%
GrubHub, Inc. (a)(b)	213,000	13,877
Multiline Retail - 2.2%
Dollar General Corp.	451,246	57,435
Specialty Retail - 4.6%
AutoZone, Inc. (a)	23,813	24,459
Best Buy Co., Inc.	259,567	16,267
Ross Stores, Inc.	506,155	47,067
Ulta Beauty, Inc. (a)	83,700	27,904
Urban Outfitters, Inc. (a)	192,000	4,314
		120,011
Textiles, Apparel & Luxury Goods - 2.1%
Carter's, Inc.	195,000	16,401
Deckers Outdoor Corp. (a)	19,967	3,037
Levi Strauss & Co. Class A (a)	47,021	913
VF Corp.	429,283	35,150
		55,501

TOTAL CONSUMER DISCRETIONARY		345,074

CONSUMER STAPLES - 3.2%
Beverages - 0.9%
Brown-Forman Corp. Class B (non-vtg.)	444,258	22,204
Food Products - 1.2%
The Hershey Co.	232,000	30,615
Household Products - 0.8%
Clorox Co.	148,694	22,127
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	35,940	5,787
Herbalife Nutrition Ltd. (a)	58,750	2,455
		8,242

TOTAL CONSUMER STAPLES		83,188

FINANCIALS - 7.3%
Banks - 0.8%
Citizens Financial Group, Inc.	464,174	15,123
Huntington Bancshares, Inc.	577,966	7,311
		22,434
Capital Markets - 6.1%
LPL Financial	348,300	27,941
MarketAxess Holdings, Inc.	91,038	27,113
Moody's Corp.	262,062	47,926
MSCI, Inc.	199,667	43,929
S&P Global, Inc.	57,000	12,191
Tradeweb Markets, Inc. Class A	11,680	527
		159,627
Insurance - 0.4%
Progressive Corp.	132,512	10,506

TOTAL FINANCIALS		192,567

HEALTH CARE - 15.2%
Health Care Equipment & Supplies - 6.2%
DexCom, Inc. (a)	210,000	25,473
Edwards Lifesciences Corp. (a)	289,804	49,470
Intuitive Surgical, Inc. (a)	25,557	11,880
Masimo Corp. (a)	87,400	11,427
ResMed, Inc.	499,166	56,965
Teleflex, Inc.	25,000	7,208
		162,423
Health Care Providers & Services - 3.0%
Elanco Animal Health, Inc.	504,000	15,765
Wellcare Health Plans, Inc. (a)	231,613	63,969
		79,734
Health Care Technology - 1.1%
Veeva Systems, Inc. Class A (a)	185,200	28,575
Life Sciences Tools & Services - 4.9%
Bruker Corp.	235,700	9,845
Charles River Laboratories International, Inc. (a)	338,000	42,402
Mettler-Toledo International, Inc. (a)	62,100	44,904
Waters Corp. (a)	152,599	30,628
		127,779

TOTAL HEALTH CARE		398,511

INDUSTRIALS - 16.5%
Aerospace & Defense - 3.2%
Huntington Ingalls Industries, Inc.	204,000	41,844
TransDigm Group, Inc. (a)	99,234	43,757
		85,601
Commercial Services & Supplies - 3.8%
Cintas Corp.	198,668	44,071
Copart, Inc. (a)	521,130	37,250
KAR Auction Services, Inc.	313,000	17,597
		98,918
Electrical Equipment - 2.1%
AMETEK, Inc.	331,447	27,142
Fortive Corp.	370,150	28,187
		55,329
Industrial Conglomerates - 3.4%
ITT, Inc.	279,617	16,112
Roper Technologies, Inc.	210,948	72,549
		88,661
Machinery - 2.1%
IDEX Corp.	223,627	34,150
Toro Co.	330,448	21,532
		55,682
Professional Services - 1.9%
CoStar Group, Inc. (a)	12,668	6,456
Equifax, Inc.	158,735	19,191
Verisk Analytics, Inc.	169,208	23,689
		49,336

TOTAL INDUSTRIALS		433,527

INFORMATION TECHNOLOGY - 36.3%
Communications Equipment - 1.7%
Arista Networks, Inc. (a)	59,160	14,470
F5 Networks, Inc. (a)	222,572	29,397
		43,867
Electronic Equipment & Components - 3.0%
Amphenol Corp. Class A	477,000	41,499
CDW Corp.	300,214	29,553
Keysight Technologies, Inc. (a)	114,000	8,565
		79,617
IT Services - 14.0%
Adyen BV (c)	1,398	1,126
Broadridge Financial Solutions, Inc.	132,479	16,543
EPAM Systems, Inc. (a)	72,467	12,507
Fiserv, Inc. (a)	749,748	64,373
Global Payments, Inc.	263,223	40,547
Total System Services, Inc.	894,000	110,433
VeriSign, Inc. (a)	489,029	95,351
Worldpay, Inc. (a)	208,751	25,392
		366,272
Semiconductors & Semiconductor Equipment - 9.6%
Analog Devices, Inc.	346,422	33,471
Broadcom, Inc.	28,452	7,160
KLA-Tencor Corp.	302,395	31,168
Lam Research Corp.	260,565	45,497
NXP Semiconductors NV	189,683	16,722
ON Semiconductor Corp. (a)	2,775,432	49,292
Skyworks Solutions, Inc.	392,954	26,183
Xilinx, Inc.	401,800	41,108
		250,601
Software - 8.0%
Adobe, Inc. (a)	49,917	13,523
Black Knight, Inc. (a)	270,149	15,315
Cadence Design Systems, Inc. (a)	408,100	25,943
Check Point Software Technologies Ltd. (a)	152,610	16,830
Citrix Systems, Inc.	409,373	38,530
Fortinet, Inc. (a)	248,000	17,975
Intuit, Inc.	43,927	10,756
Parametric Technology Corp. (a)	58,681	4,933
Red Hat, Inc. (a)	1,500	276
ServiceNow, Inc. (a)	30,050	7,871
Synopsys, Inc. (a)	38,973	4,538
Workday, Inc. Class A (a)	267,104	54,521
		211,011

TOTAL INFORMATION TECHNOLOGY		951,368

MATERIALS - 0.3%
Chemicals - 0.3%
Sherwin-Williams Co.	19,068	7,998
REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Equity Lifestyle Properties, Inc.	271,000	32,970
SBA Communications Corp. Class A (a)	171,700	37,158
		70,128
UTILITIES - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
NRG Energy, Inc.	315,900	10,753
TOTAL COMMON STOCKS
(Cost $1,964,657)		2,591,969

Money Market Funds - 1.7%
Fidelity Cash Central Fund 2.41% (d)	33,023,725	33,030
Fidelity Securities Lending Cash Central Fund 2.42% (d)(e)	12,200,534	12,202
TOTAL MONEY MARKET FUNDS
(Cost $45,230)		45,232
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $2,009,887)		2,637,201
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(15,266)
NET ASSETS - 100%		$2,621,935

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,126,000 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$572
Fidelity Securities Lending Cash Central Fund	16
Total	$588

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $12,183) — See accompanying schedule: Unaffiliated issuers (cost $1,964,657)	$2,591,969
Fidelity Central Funds (cost $45,230)	45,232
Total Investment in Securities (cost $2,009,887)		$2,637,201
Receivable for investments sold		9,539
Receivable for fund shares sold		756
Dividends receivable		1,899
Distributions receivable from Fidelity Central Funds		67
Prepaid expenses		1
Other receivables		69
Total assets		2,649,532
Liabilities
Payable for investments purchased	$12,839
Payable for fund shares redeemed	1,289
Accrued management fee	748
Other affiliated payables	435
Other payables and accrued expenses	84
Collateral on securities loaned	12,202
Total liabilities		27,597
Net Assets		$2,621,935
Net Assets consist of:
Paid in capital		$2,009,247
Total distributable earnings (loss)		612,688
Net Assets		$2,621,935
Net Asset Value and Maximum Offering Price
Growth Strategies:
Net Asset Value, offering price and redemption price per share ($2,419,749 ÷ 54,732 shares)		$44.21
Class K:
Net Asset Value, offering price and redemption price per share ($202,186 ÷ 4,540 shares)		$44.53

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2019 (Unaudited)
Investment Income
Dividends		$18,636
Income from Fidelity Central Funds		588
Total income		19,224
Expenses
Management fee
Basic fee	$6,881
Performance adjustment	(2,698)
Transfer agent fees	2,152
Accounting and security lending fees	382
Custodian fees and expenses	18
Independent trustees' fees and expenses	7
Registration fees	36
Audit	41
Legal	5
Miscellaneous	9
Total expenses before reductions	6,833
Expense reductions	(22)
Total expenses after reductions		6,811
Net investment income (loss)		12,413
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(21,178)
Fidelity Central Funds	(2)
Total net realized gain (loss)		(21,180)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	163,993
Fidelity Central Funds	2
Total change in net unrealized appreciation (depreciation)		163,995
Net gain (loss)		142,815
Net increase (decrease) in net assets resulting from operations		$155,228

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2019 (Unaudited)	Year ended November 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,413	$16,530
Net realized gain (loss)	(21,180)	8,903
Change in net unrealized appreciation (depreciation)	163,995	52,060
Net increase (decrease) in net assets resulting from operations	155,228	77,493
Distributions to shareholders	(17,399)	(12,074)
Share transactions - net increase (decrease)	(70,067)	(238,326)
Total increase (decrease) in net assets	67,762	(172,907)
Net Assets
Beginning of period	2,554,173	2,727,080
End of period	$2,621,935	$2,554,173

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Growth Strategies Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$41.90	$40.96	$33.87	$33.91	$32.44	$27.66
Income from Investment Operations
Net investment income (loss)A	.20	.25B	.16C	.16D	.04	.11
Net realized and unrealized gain (loss)	2.39	.87	7.13	(.16)	1.53	4.72
Total from investment operations	2.59	1.12	7.29	–	1.57	4.83
Distributions from net investment income	(.28)	(.16)	(.18)	(.04)	(.09)	(.05)
Distributions from net realized gain	–	(.02)	(.02)	–	(.01)	–
Total distributions	(.28)	(.18)	(.20)	(.04)	(.10)	(.05)
Redemption fees added to paid in capitalA	–	–	–E	–E	–E	–E
Net asset value, end of period	$44.21	$41.90	$40.96	$33.87	$33.91	$32.44
Total ReturnF,G	6.32%	2.74%	21.63%	.02%	4.86%	17.50%
Ratios to Average Net AssetsH,I
Expenses before reductions	.54%J	.59%	.78%	.94%	.91%	.72%
Expenses net of fee waivers, if any	.54%J	.59%	.78%	.94%	.91%	.72%
Expenses net of all reductions	.54%J	.59%	.78%	.94%	.91%	.72%
Net investment income (loss)	.96%J	.59%B	.43%C	.49%D	.13%	.37%
Supplemental Data
Net assets, end of period (in millions)	$2,420	$2,349	$2,455	$2,080	$2,535	$1,835
Portfolio turnover rateK	52%J,L	43%L	73%L	63%	40%	58%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .38%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .27%.

 D Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .34%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Growth Strategies Fund Class K

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$42.23	$41.29	$34.14	$34.17	$32.70	$27.88
Income from Investment Operations
Net investment income (loss)A	.23	.31B	.21C	.21D	.10	.17
Net realized and unrealized gain (loss)	2.41	.86	7.19	(.14)	1.52	4.76
Total from investment operations	2.64	1.17	7.40	.07	1.62	4.93
Distributions from net investment income	(.34)	(.21)	(.23)	(.10)	(.15)	(.11)
Distributions from net realized gain	–	(.02)	(.02)	–	(.01)	–
Total distributions	(.34)	(.23)	(.25)	(.10)	(.15)E	(.11)
Redemption fees added to paid in capitalA	–	–	–F	–F	–F	–F
Net asset value, end of period	$44.53	$42.23	$41.29	$34.14	$34.17	$32.70
Total ReturnG,H	6.41%	2.84%	21.81%	.20%	5.00%	17.75%
Ratios to Average Net AssetsI,J
Expenses before reductions	.41%K	.46%	.63%	.78%	.76%	.53%
Expenses net of fee waivers, if any	.41%K	.46%	.63%	.78%	.76%	.53%
Expenses net of all reductions	.41%K	.46%	.63%	.78%	.76%	.53%
Net investment income (loss)	1.09%K	.72%B	.57%C	.64%D	.28%	.56%
Supplemental Data
Net assets, end of period (in millions)	$202	$205	$272	$475	$699	$385
Portfolio turnover rateL	52%K,M	43%M	73%M	63%	40%	58%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .51%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .42%.

 D Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .50%.

 E Total distributions of $.15 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.008 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Growth Strategies Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Strategies and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. During the period, dividend income has been increased $7,736 with a corresponding decrease to net unrealized appreciation (depreciation) as a result of a change in the prior period estimate, which had no impact on the total net assets or total return of the Fund.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $51 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$662,579
Gross unrealized depreciation	(35,349)
Net unrealized appreciation (depreciation)	$627,230
Tax cost	$2,009,971

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $660,280 and $726,003, respectively.

Unaffiliated Redemptions In-Kind. During the period, 99 shares of the Fund were redeemed in-kind for investments and cash with a value of $4,554. The net realized gain of $1,581 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Unaffiliated Redemptions In-Kind. During the prior period, 1,166 shares of the Fund were redeemed in-kind for investments and cash with a value of $49,867. The Fund had a net realized gain of $12,890 on investments delivered through the in-kind redemptions. The amount of the redemptions is included in share transactions activity shown in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Strategies as compared to its benchmark index, the Russell Midcap Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .33% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Strategies, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Growth Strategies	$2,105.18
Class K	47.05
	$2,152

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $14 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $16. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $12 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $9.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2019	Year ended November 30, 2018
Distributions to shareholders
Growth Strategies	$15,750	$10,565
Class K	1,649	1,509
Total	$17,399	$12,074

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2019	Year ended November 30, 2018	Six months ended May 31, 2019	Year ended November 30, 2018
Growth Strategies
Shares sold	2,269	7,553	$97,270	$323,380
Reinvestment of distributions	404	247	15,039	10,142
Shares redeemed	(4,012)	(11,655)	(168,328)	(497,572)
Net increase (decrease)	(1,339)	(3,855)	$(56,019)	$(164,050)
Class K
Shares sold	222	623	$9,559	$26,706
Reinvestment of distributions	44	36	1,649	1,509
Shares redeemed	(581)(a)	(2,402)(b)	(25,256)(a)	(102,491)(b)
Net increase (decrease)	(315)	(1,743)	$(14,048)	$(74,276)

 (a) Amount includes in-kind redemptions (see the Unaffiliated Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Unaffiliated Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2018 to May 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period-B December 1, 2018 to May 31, 2019
Growth Strategies	.54%
Actual		$1,000.00	$1,063.20	$2.78
Hypothetical-C		$1,000.00	$1,022.24	$2.72
Class K	.41%
Actual		$1,000.00	$1,064.10	$2.11
Hypothetical-C		$1,000.00	$1,022.89	$2.07

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Growth Strategies Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Growth Strategies Fund

The Board considered the fund's underperformance for different time periods based on the June 30, 2018 data presented above and based on earlier periods ended prior to June 30, 2018. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; attribution reports on contributors to the fund's underperformance; and the applicable portfolio manager's explanation of his or her underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Growth Strategies Fund

The Board considered that effective February 1, 2017, the fund's individual fund fee rate was reduced from 0.35% to 0.30%. The Board considered that the chart below reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

FEG-SANN-0719
1.704532.121

Fidelity® Series Growth Company Fund Semi-Annual Report May 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2019

% of fund's net assets
Amazon.com, Inc.	6.7
Apple, Inc.	4.4
NVIDIA Corp.	4.0
Alphabet, Inc. Class A	4.0
Microsoft Corp.	3.7
Salesforce.com, Inc.	3.5
lululemon athletica, Inc.	3.1
Facebook, Inc. Class A	2.9
Shopify, Inc. Class A	2.3
Alphabet, Inc. Class C	2.1
36.7

Top Five Market Sectors as of May 31, 2019

% of fund's net assets
Information Technology	33.5
Consumer Discretionary	20.9
Health Care	18.4
Communication Services	13.3
Industrials	5.0

Asset Allocation (% of fund's net assets)

As of May 31, 2019 *
Stocks	98.1%
Convertible Securities	1.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 10.1%

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
COMMUNICATION SERVICES - 13.3%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	304,900	$16,571,315
Entertainment - 3.2%
Activision Blizzard, Inc.	1,056,500	45,820,405
Electronic Arts, Inc. (a)	335,400	31,219,032
Lions Gate Entertainment Corp. Class A	21,900	323,463
Live Nation Entertainment, Inc. (a)	288,500	17,546,570
NetEase, Inc. ADR	47,900	11,908,419
Netflix, Inc. (a)	519,600	178,368,288
Nintendo Co. Ltd.	17,400	6,142,165
The Walt Disney Co.	459,800	60,711,992
		352,040,334
Interactive Media & Services - 9.3%
Alphabet, Inc.:
Class A (a)	391,470	433,161,555
Class C (a)	210,656	232,486,281
CarGurus, Inc. Class A (a)	100,500	3,433,080
Facebook, Inc. Class A (a)	1,755,558	311,558,878
Match Group, Inc. (b)	51,500	3,535,475
Pinterest, Inc. Class A (b)	66,000	1,644,720
Snap, Inc. Class A (a)(b)	1,062,197	12,629,522
Tencent Holdings Ltd.	286,100	11,929,699
Twitter, Inc. (a)	133,390	4,860,732
		1,015,239,942
Media - 0.2%
Comcast Corp. Class A	556,600	22,820,600
Turn, Inc. (Escrow) (a)(c)(d)	205,882	136,912
		22,957,512
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (a)	680,300	49,961,232

TOTAL COMMUNICATION SERVICES		1,456,770,335

CONSUMER DISCRETIONARY - 20.5%
Auto Components - 0.0%
Garrett Motion, Inc. (a)(b)	31,650	486,777
Automobiles - 0.5%
Tesla, Inc. (a)(b)	281,000	52,029,960
Hotels, Restaurants & Leisure - 1.1%
Chipotle Mexican Grill, Inc. (a)	18,900	12,473,433
Hyatt Hotels Corp. Class A	57,400	4,146,576
Marriott International, Inc. Class A	30,700	3,832,588
McDonald's Corp.	97,700	19,370,979
Planet Fitness, Inc. (a)	86,400	6,607,008
Sea Ltd. ADR (a)	512,600	14,578,344
Shake Shack, Inc. Class A (a)	40,400	2,478,540
Starbucks Corp.	557,700	42,418,662
YETI Holdings, Inc.(b)	114,300	2,734,056
Yum China Holdings, Inc.	310,500	12,423,105
Yum! Brands, Inc.	30,100	3,080,735
		124,144,026
Household Durables - 1.2%
iRobot Corp. (a)(b)	291,800	25,418,698
Roku, Inc. Class A (a)	1,127,974	101,968,850
		127,387,548
Internet & Direct Marketing Retail - 9.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	295,700	44,136,182
Amazon.com, Inc. (a)	412,799	732,747,108
Ctrip.com International Ltd. ADR (a)	123,200	4,257,792
eBay, Inc.	162,400	5,835,032
Etsy, Inc. (a)	46,800	2,916,108
Expedia, Inc.	66,300	7,624,500
JD.com, Inc. sponsored ADR (a)	761,600	19,618,816
Ocado Group PLC (a)	983,800	14,856,822
The Booking Holdings, Inc. (a)	18,400	30,474,448
The Honest Co., Inc. (a)(c)(d)	9,496	106,545
Wayfair LLC Class A (a)	1,086,505	156,467,585
		1,019,040,938
Leisure Products - 0.0%
Callaway Golf Co.	387,600	5,697,720
Multiline Retail - 0.4%
Dollar General Corp.	66,700	8,489,576
Dollar Tree, Inc. (a)	267,800	27,205,802
Ollie's Bargain Outlet Holdings, Inc. (a)	88,700	8,756,464
Target Corp.	30,600	2,461,770
		46,913,612
Specialty Retail - 1.7%
Carvana Co. Class A (a)(b)	146,600	8,485,208
Five Below, Inc. (a)	30,400	3,913,392
Lowe's Companies, Inc.	439,310	40,978,837
RH (a)(b)	272,344	23,190,092
The Home Depot, Inc.	480,700	91,260,895
TJX Companies, Inc.	362,200	18,215,038
		186,043,462
Textiles, Apparel & Luxury Goods - 6.3%
adidas AG	684,791	195,996,655
Allbirds, Inc. (c)(d)	16,248	856,432
Canada Goose Holdings, Inc. (a)	329,171	11,088,455
lululemon athletica, Inc. (a)	2,050,320	339,512,489
NIKE, Inc. Class B	548,400	42,303,576
Rubius Therapeutics, Inc. (e)	461,018	6,666,320
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,542,600	71,014,818
Tory Burch LLC (a)(c)(d)(f)	248,840	13,857,900
Under Armour, Inc. Class C (non-vtg.) (a)	196,059	3,966,274
VF Corp.	94,700	7,754,036
		693,016,955

TOTAL CONSUMER DISCRETIONARY		2,254,760,998

CONSUMER STAPLES - 4.4%
Beverages - 2.3%
Fever-Tree Drinks PLC	463,268	15,544,121
Keurig Dr. Pepper, Inc.	1,411,500	39,790,185
Luckin Coffee, Inc. ADR (b)	112,300	2,257,230
Monster Beverage Corp. (a)	1,536,500	95,047,890
PepsiCo, Inc.	235,300	30,118,400
The Coca-Cola Co.	1,455,900	71,528,367
		254,286,193
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	209,800	50,263,884
Kroger Co.	1,320,200	30,113,762
		80,377,646
Food Products - 0.3%
Darling International, Inc. (a)	357,100	6,749,190
Lamb Weston Holdings, Inc.	185,600	10,996,800
Mondelez International, Inc.	265,600	13,505,760
The Hershey Co.	38,200	5,040,872
		36,292,622
Household Products - 0.2%
Church & Dwight Co., Inc.	187,000	13,914,670
Colgate-Palmolive Co.	76,900	5,353,778
Kimberly-Clark Corp.	22,400	2,864,736
		22,133,184
Personal Products - 0.4%
Coty, Inc. Class A (b)	1,341,100	16,549,174
Godrej Consumer Products Ltd.	98,896	977,116
Herbalife Nutrition Ltd. (a)	244,500	10,215,210
Unilever NV (Certificaten Van Aandelen) (Bearer)	191,400	11,521,028
		39,262,528
Tobacco - 0.4%
Altria Group, Inc.	809,900	39,733,694
JUUL Labs, Inc. Class A (c)(d)	13,297	3,636,730
Philip Morris International, Inc.	23,700	1,827,981
		45,198,405

TOTAL CONSUMER STAPLES		477,550,578

ENERGY - 1.3%
Energy Equipment & Services - 0.1%
Baker Hughes, a GE Co. Class A	288,600	6,178,926
Oil, Gas & Consumable Fuels - 1.2%
Cabot Oil & Gas Corp.	488,000	12,209,760
Continental Resources, Inc. (a)	30,900	1,081,500
EOG Resources, Inc.	358,500	29,353,980
Hess Corp.	849,000	47,425,140
Noble Energy, Inc.	331,000	7,083,400
PDC Energy, Inc. (a)	84,738	2,586,204
Range Resources Corp.	365,800	2,860,556
Reliance Industries Ltd.	1,451,431	27,723,272
Valero Energy Corp.	96,000	6,758,400
		137,082,212

TOTAL ENERGY		143,261,138

FINANCIALS - 1.8%
Banks - 0.7%
Bank of America Corp.	363,100	9,658,460
HDFC Bank Ltd. sponsored ADR	313,211	38,888,278
JPMorgan Chase & Co.	251,400	26,638,344
Signature Bank	16,600	1,901,530
Wells Fargo & Co.	15,200	674,424
		77,761,036
Capital Markets - 0.8%
BlackRock, Inc. Class A	64,100	26,637,396
Charles Schwab Corp.	1,177,300	48,987,453
Edelweiss Financial Services Ltd.	1,691,887	4,928,263
T. Rowe Price Group, Inc.	96,100	9,719,554
		90,272,666
Consumer Finance - 0.3%
American Express Co.	135,100	15,497,321
Discover Financial Services	122,858	9,159,064
		24,656,385
Insurance - 0.0%
Hiscox Ltd.	79,400	1,642,241

TOTAL FINANCIALS		194,332,328

HEALTH CARE - 17.8%
Biotechnology - 11.5%
AbbVie, Inc.	310,884	23,847,912
ACADIA Pharmaceuticals, Inc. (a)(b)	2,148,487	51,542,203
Agios Pharmaceuticals, Inc. (a)(b)	835,528	38,576,328
Alector, Inc.	75,800	1,281,778
Alexion Pharmaceuticals, Inc. (a)	333,500	37,912,280
Alkermes PLC (a)	1,025,659	22,092,695
Allakos, Inc. (a)	33,200	1,301,440
Allogene Therapeutics, Inc. (b)	253,407	6,646,866
Allogene Therapeutics, Inc. (e)	80,261	2,105,246
Alnylam Pharmaceuticals, Inc. (a)	1,457,007	98,377,113
Amgen, Inc.	282,700	47,126,090
AnaptysBio, Inc. (a)	148,600	10,819,566
Argenx SE ADR (a)	31,358	3,876,790
Array BioPharma, Inc. (a)	1,316,500	34,781,930
aTyr Pharma, Inc.	398,874	172,314
Axcella Health, Inc.	68,200	973,214
Axcella Health, Inc.	126,121	1,619,772
BeiGene Ltd.	454,500	4,220,599
BeiGene Ltd. ADR (a)(b)	649,336	76,576,194
Biogen, Inc. (a)	16,600	3,640,214
bluebird bio, Inc. (a)(b)	709,165	85,043,067
Blueprint Medicines Corp. (a)	131,100	9,963,600
Calyxt, Inc. (a)	460,500	5,848,350
Celgene Corp. (a)	181,600	17,032,264
Cellectis SA sponsored ADR (a)	290,045	4,605,915
ChemoCentryx, Inc. (a)	609,000	6,869,520
Cibus Corp.:
Series C (a)(c)(d)(f)	1,142,857	1,939,901
Series D (a)(c)(d)(f)	750,960	938,700
Coherus BioSciences, Inc. (a)(b)	279,992	5,291,849
Constellation Pharmaceuticals, Inc.	47,200	406,864
Constellation Pharmaceuticals, Inc. (e)	83,878	723,028
Crinetics Pharmaceuticals, Inc. (a)	52,000	1,366,560
CytomX Therapeutics, Inc. (a)	93,539	903,587
Denali Therapeutics, Inc. (a)(b)	154,300	2,942,501
Evelo Biosciences, Inc. (b)	179,100	1,339,668
Evelo Biosciences, Inc. (e)	230,736	1,725,905
Exact Sciences Corp. (a)	72,800	7,544,264
Exelixis, Inc. (a)	2,116,284	41,458,004
Fate Therapeutics, Inc. (a)	731,373	14,100,871
Five Prime Therapeutics, Inc. (a)	382,500	3,213,000
Global Blood Therapeutics, Inc. (a)	410,800	24,968,424
Homology Medicines, Inc. (a)	265,388	5,371,453
Intellia Therapeutics, Inc. (a)(b)	160,038	2,221,327
Intercept Pharmaceuticals, Inc. (a)	58,900	4,878,098
Ionis Pharmaceuticals, Inc. (a)	2,307,785	151,390,696
Iovance Biotherapeutics, Inc. (a)	32,800	536,280
Ironwood Pharmaceuticals, Inc. Class A (a)	1,167,656	12,762,480
Jounce Therapeutics, Inc. (a)	20,400	90,780
Kaleido Biosciences, Inc. (a)(b)	135,200	2,119,936
Kaleido Biosciences, Inc.	106,348	1,584,160
Kiniksa Pharmaceuticals Ltd. (b)	88,338	1,347,155
Lexicon Pharmaceuticals, Inc. (a)(b)	1,629,777	8,768,200
Macrogenics, Inc. (a)	105,500	1,934,870
Mirati Therapeutics, Inc. (a)	66,600	4,514,814
Moderna, Inc. (b)	173,700	3,609,486
Moderna, Inc.	1,478,237	30,410,587
Momenta Pharmaceuticals, Inc. (a)	1,803,395	20,973,484
Neon Therapeutics, Inc.	263,154	1,284,192
Principia Biopharma, Inc.	53,700	1,571,262
Protagonist Therapeutics, Inc. (a)	254,300	2,558,258
Prothena Corp. PLC (a)	331,177	3,086,570
Regeneron Pharmaceuticals, Inc. (a)	159,000	47,973,480
Rigel Pharmaceuticals, Inc. (a)	3,327,312	7,087,175
Rubius Therapeutics, Inc.	473,100	6,841,026
Sage Therapeutics, Inc. (a)	678,534	116,619,639
Sarepta Therapeutics, Inc. (a)	64,800	7,377,480
Scholar Rock Holding Corp.	170,049	3,118,699
Seres Therapeutics, Inc. (a)(b)	604,876	2,062,627
Sienna Biopharmaceuticals, Inc. (a)	620,556	726,051
Synthorx, Inc. (b)	107,844	1,547,561
Syros Pharmaceuticals, Inc. (a)	649,260	3,830,634
Syros Pharmaceuticals, Inc. (a)(e)	301,001	1,775,906
Syros Pharmaceuticals, Inc. warrants 10/10/22 (a)(d)	34,075	51,113
Translate Bio, Inc. (e)	518,118	5,429,877
Translate Bio, Inc.	174,000	1,823,520
Ultragenyx Pharmaceutical, Inc. (a)	150,100	8,244,993
uniQure B.V. (a)	252,700	14,987,637
UNITY Biotechnology, Inc. (b)	608,260	4,963,402
Vertex Pharmaceuticals, Inc. (a)	118,200	19,642,476
Wuxi Biologics (Cayman), Inc. (a)(e)	1,049,000	9,915,225
Xencor, Inc. (a)	392,000	12,089,280
Zai Lab Ltd. ADR (a)(b)	596,315	15,629,416
		1,258,467,691
Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	189,621	14,435,847
Align Technology, Inc. (a)	21,134	6,009,453
Boston Scientific Corp. (a)	537,900	20,660,739
Danaher Corp.	369,900	48,830,499
DexCom, Inc. (a)	232,900	28,250,770
Genmark Diagnostics, Inc. (a)	550,700	3,684,183
Insulet Corp. (a)	527,520	57,916,421
Intuitive Surgical, Inc. (a)	125,321	58,255,467
Novocure Ltd. (a)	1,198,651	63,672,341
Penumbra, Inc. (a)	275,392	39,298,438
Presbia PLC (a)	443,695	46,588
Shockwave Medical, Inc. (a)(b)	104,000	6,218,160
Shockwave Medical, Inc.	83,221	4,478,205
Wright Medical Group NV (a)	202,500	6,220,800
		357,977,911
Health Care Providers & Services - 1.0%
Centene Corp. (a)	102,700	5,930,925
G1 Therapeutics, Inc. (a)	99,900	2,093,904
Humana, Inc.	15,600	3,819,816
Laboratory Corp. of America Holdings (a)	17,900	2,910,719
Notre Dame Intermedica Participacoes SA	391,700	4,092,738
OptiNose, Inc. (a)(b)	460,075	3,491,969
OptiNose, Inc. (a)(e)	301,785	2,290,548
UnitedHealth Group, Inc.	344,200	83,227,560
		107,858,179
Health Care Technology - 0.1%
Castlight Health, Inc. Class B (a)	749,800	2,451,846
Teladoc Health, Inc. (a)(b)	96,300	5,596,956
		8,048,802
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	12,062	3,701,948
Thermo Fisher Scientific, Inc.	51,400	13,722,772
		17,424,720
Pharmaceuticals - 1.9%
Adimab LLC (a)(c)(d)(f)	762,787	34,035,556
Akcea Therapeutics, Inc. (a)(b)	1,459,039	30,698,181
Bristol-Myers Squibb Co.	218,500	9,913,345
Cyclerion Therapeutics, Inc. (a)	124,005	1,729,870
Cyclerion Therapeutics, Inc. (c)	150,550	2,100,173
Hookipa Pharma, Inc.	39,500	338,910
InflaRx NV (a)	45,400	1,633,946
Intra-Cellular Therapies, Inc. (a)	1,068,252	13,876,593
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	50,880	458,031
MyoKardia, Inc. (a)	516,700	24,067,886
Nektar Therapeutics (a)	1,496,964	46,884,912
Rhythm Pharmaceuticals, Inc. (a)	102,082	2,571,446
RPI International Holdings LP (a)(c)(d)	35,220	5,375,276
Stemcentrx, Inc. rights 12/31/21 (a)(d)	568,100	693,082
The Medicines Company (a)	639,723	22,806,125
Theravance Biopharma, Inc. (a)	365,812	6,079,795
Turning Point Therapeutics, Inc.	65,600	2,284,192
		205,547,319

TOTAL HEALTH CARE		1,955,324,622

INDUSTRIALS - 4.9%
Aerospace & Defense - 1.2%
Lockheed Martin Corp.	25,400	8,598,916
Space Exploration Technologies Corp. Class A (a)(c)(d)	137,569	28,064,076
The Boeing Co.	228,200	77,955,402
United Technologies Corp.	109,100	13,779,330
		128,397,724
Air Freight & Logistics - 0.2%
FedEx Corp.	20,900	3,224,452
United Parcel Service, Inc. Class B	168,200	15,629,144
		18,853,596
Airlines - 1.0%
Azul SA sponsored ADR (a)	128,400	3,822,468
Delta Air Lines, Inc.	163,100	8,399,650
JetBlue Airways Corp. (a)	1,081,400	18,632,522
Ryanair Holdings PLC sponsored ADR (a)	113,310	7,390,078
Southwest Airlines Co.	384,300	18,292,680
Spirit Airlines, Inc. (a)	106,300	4,898,304
United Continental Holdings, Inc. (a)	143,800	11,166,070
Wheels Up Partners Holdings LLC:
Series B (a)(c)(d)(f)	1,843,115	6,414,040
Series C (a)(c)(d)(f)	670,590	2,333,653
Series D (a)(c)(d)(f)	768,671	2,674,975
Wizz Air Holdings PLC (a)(e)	765,173	30,317,375
		114,341,815
Building Products - 0.1%
Resideo Technologies, Inc. (a)	547,033	10,765,609
Electrical Equipment - 0.2%
AMETEK, Inc.	5,400	442,206
Eaton Corp. PLC	64,700	4,819,503
Emerson Electric Co.	118,000	7,108,320
Fortive Corp.	201,000	15,306,150
		27,676,179
Industrial Conglomerates - 0.7%
3M Co.	97,600	15,591,600
Honeywell International, Inc.	349,700	57,459,207
		73,050,807
Machinery - 0.5%
Caterpillar, Inc.	56,200	6,733,322
Deere & Co.	79,000	11,073,430
Illinois Tool Works, Inc.	67,800	9,467,592
Ingersoll-Rand PLC	31,800	3,763,212
Xylem, Inc.	299,100	22,199,202
		53,236,758
Professional Services - 0.0%
CoStar Group, Inc. (a)	6,600	3,363,624
Road & Rail - 1.0%
Lyft, Inc. (b)	4,500	259,290
Lyft, Inc.	226,423	11,741,844
Uber Technologies, Inc.	1,147,704	41,740,847
Uber Technologies, Inc. (b)	171,200	6,918,192
Union Pacific Corp.	304,800	50,834,544
		111,494,717

TOTAL INDUSTRIALS		541,180,829

INFORMATION TECHNOLOGY - 33.2%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	37,600	9,196,584
Cisco Systems, Inc.	55,600	2,892,868
Infinera Corp. (a)	3,694,200	11,488,962
NETGEAR, Inc. (a)	328,654	8,282,081
		31,860,495
Electronic Equipment & Components - 0.2%
Arlo Technologies, Inc.	1,526,457	5,235,748
TE Connectivity Ltd.	22,500	1,895,175
Trimble, Inc. (a)	424,700	16,945,530
		24,076,453
Internet Software & Services - 0.0%
Farfetch Ltd. Class A (b)	251,300	5,038,565
IT Services - 7.2%
Actua Corp. (a)(d)	546,564	896,365
Adyen BV (e)	1,962	1,579,884
Cognizant Technology Solutions Corp. Class A	120,000	7,431,600
Elastic NV (b)	57,000	4,676,850
Fastly, Inc. Class A	24,200	503,360
IBM Corp.	20,400	2,590,596
MasterCard, Inc. Class A	541,900	136,282,431
MongoDB, Inc. Class A (a)	27,000	3,789,180
Okta, Inc. (a)	92,900	10,518,138
PayPal Holdings, Inc. (a)	1,342,100	147,295,475
Shopify, Inc. Class A (a)	913,649	251,354,871
Square, Inc. (a)	746,800	46,264,260
Visa, Inc. Class A	967,200	156,038,376
Wix.com Ltd. (a)	125,307	17,209,663
		786,431,049
Semiconductors & Semiconductor Equipment - 7.0%
Advanced Micro Devices, Inc. (a)	2,612,300	71,603,143
Applied Materials, Inc.	265,600	10,276,064
ASML Holding NV	84,600	15,909,030
Broadcom, Inc.	56,736	14,277,047
Cirrus Logic, Inc. (a)	128,800	4,813,256
Cree, Inc. (a)	278,166	15,338,073
Intel Corp.	16,300	717,852
KLA-Tencor Corp.	55,400	5,710,078
Marvell Technology Group Ltd.	490,200	10,931,460
Micron Technology, Inc. (a)	360,800	11,765,688
NVIDIA Corp.	3,259,000	441,464,140
Qualcomm, Inc.	251,600	16,811,912
Silicon Laboratories, Inc. (a)	854,943	79,997,017
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	292,400	11,213,540
Texas Instruments, Inc.	385,300	40,190,643
Xilinx, Inc.	126,000	12,891,060
		763,910,003
Software - 13.7%
2U, Inc. (a)	176,580	6,708,274
Adobe, Inc. (a)	397,800	107,764,020
Aspen Technology, Inc. (a)	54,200	6,157,662
Atlassian Corp. PLC (a)	106,700	13,431,396
Autodesk, Inc. (a)	407,400	65,554,734
Avalara, Inc.	13,549	916,454
Black Knight, Inc. (a)	127,400	7,222,306
Cadence Design Systems, Inc. (a)	69,700	4,430,829
Coupa Software, Inc. (a)	109,100	11,914,811
CyberArk Software Ltd. (a)	33,000	4,357,650
DocuSign, Inc. (a)	14,800	829,688
Domo, Inc. (e)	40,872	1,369,212
HubSpot, Inc. (a)	401,300	69,537,264
Intuit, Inc.	129,400	31,683,590
Microsoft Corp.	3,287,692	406,621,747
New Relic, Inc. (a)	55,946	5,612,503
Nutanix, Inc. Class A (a)	2,796,486	78,497,362
Oracle Corp.	242,300	12,260,380
Pagerduty, Inc.	18,100	930,340
Parametric Technology Corp. (a)	465,500	39,129,930
Paylocity Holding Corp. (a)	30,200	3,026,644
Pluralsight, Inc.	56,500	1,800,090
Proofpoint, Inc. (a)	107,100	12,033,756
Q2 Holdings, Inc. (a)	121,300	8,884,012
Red Hat, Inc. (a)	600,700	110,709,010
RingCentral, Inc. (a)	15,800	1,893,630
Salesforce.com, Inc. (a)	2,537,642	384,224,375
Sciplay Corp. (A Shares) (b)	145,000	2,320,000
Smartsheet, Inc. (a)	108,900	4,680,522
Tenable Holdings, Inc.	18,600	518,010
Zendesk, Inc. (a)	516,700	43,531,975
Zoom Video Communications, Inc. Class A (b)	16,000	1,275,680
Zscaler, Inc. (a)	710,100	48,734,163
		1,498,562,019
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	2,744,265	480,438,474
NetApp, Inc.	83,800	4,960,960
Pure Storage, Inc. Class A (a)	2,261,978	35,874,971
Samsung Electronics Co. Ltd.	252,813	9,039,519
		530,313,924

TOTAL INFORMATION TECHNOLOGY		3,640,192,508

MATERIALS - 0.2%
Chemicals - 0.2%
CF Industries Holdings, Inc.	332,800	13,391,872
Dow, Inc. (a)	51,668	2,415,996
DowDuPont, Inc.	155,105	4,733,805
LG Chemical Ltd.	2,511	703,474
The Mosaic Co.	62,200	1,335,434
		22,580,581
Metals & Mining - 0.0%
Barrick Gold Corp. (Canada)	400,000	4,974,845

TOTAL MATERIALS		27,555,426

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
American Tower Corp.	172,600	36,033,702
Ant International Co. Ltd. Class C (c)(d)	419,242	2,620,263
		38,653,965
UTILITIES - 0.0%
Electric Utilities - 0.0%
DONG Energy A/S (e)	54,100	4,312,008
TOTAL COMMON STOCKS
(Cost $5,517,234,775)		10,733,894,735

Preferred Stocks - 1.6%
Convertible Preferred Stocks - 1.3%
COMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (a)(c)(d)	202,849	259,647
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.1%
MOD Super Fast Pizza Holdings LLC:
Series 3(a)(c)(d)(f)	16,248	2,315,665
Series 4 (a)(c)(d)(f)	1,483	211,357
Series 5 (a)(c)(d)(f)	5,955	848,707
Neutron Holdings, Inc. Series D (c)(d)	5,678,726	1,377,091
Topgolf International, Inc. Series F (a)(c)(d)	234,069	3,363,572
		8,116,392
Internet & Direct Marketing Retail - 0.0%
Reddit, Inc. Series B (a)(c)(d)	37,935	822,670
The Honest Co., Inc.:
Series C (a)(c)(d)	22,157	856,368
Series D (a)(c)(d)	19,064	872,369
		2,551,407
Leisure Products - 0.2%
Peloton Interactive, Inc. Series E (a)(c)(d)	776,112	16,515,663
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (c)(d)	6,413	338,029
Series B (c)(d)	1,127	59,404
Series C (c)(d)	10,767	567,529
ORIC Pharmaceuticals, Inc. Series C (a)(c)(d)	316,667	943,668
		1,908,630
TOTAL CONSUMER DISCRETIONARY		29,092,092
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Sweetgreen, Inc. Series H (c)(d)	168,337	2,195,114
Food Products - 0.0%
Agbiome LLC Series C (c)(d)	338,565	1,814,708
Tobacco - 0.0%
JUUL Labs, Inc. Series E (c)(d)	6,648	1,818,228
TOTAL CONSUMER STAPLES		5,828,050
FINANCIALS - 0.0%
Insurance - 0.0%
Clover Health Series D (a)(c)(d)	264,037	2,476,086
HEALTH CARE - 0.5%
Biotechnology - 0.3%
10X Genomics, Inc.:
Series C (a)(c)(d)	715,467	11,018,192
Series D (a)(c)(d)	100,390	1,546,006
23andMe, Inc. Series F (a)(c)(d)	164,720	2,040,881
BioNTech AG Series A (a)(c)(d)	25,199	8,156,770
Fulcrum Therapeutics, Inc. Series B (c)(d)	614,195	1,154,687
Generation Bio Series B (a)(c)(d)	224,243	2,038,369
Immunocore Ltd. Series A (a)(c)(d)	18,504	2,277,609
Intarcia Therapeutics, Inc. Series EE (a)(c)(d)	116,544	4,713,039
		32,945,553
Health Care Providers & Services - 0.0%
Mulberry Health, Inc. Series A8 (a)(c)(d)	783,663	5,599,883
Health Care Technology - 0.1%
Codiak Biosciences, Inc.:
Series A 8.00% (a)(c)(d)	163,914	595,008
Series B 8.00% (a)(c)(d)	532,720	1,933,774
Series C, 8.00% (a)(c)(d)	648,255	2,353,166
Karuna Therapeutics, Inc. Series B (c)	91,124	1,704,019
		6,585,967
Pharmaceuticals - 0.1%
Allovir, Inc. Series B (c)(d)	340,345	2,773,812
Castle Creek Pharmaceutical Holdings, Inc. Series B (c)(d)	4,910	2,065,588
Harmony Biosciences II, Inc. Series A (a)(c)(d)	2,550,636	2,550,636
Nohla Therapeutics, Inc. Series B (a)(c)(d)	3,126,919	31
		7,390,067
TOTAL HEALTH CARE		52,521,470
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(c)(d)	53,937	11,003,148
Professional Services - 0.0%
YourPeople, Inc. Series C (a)(c)(d)	1,527,000	5,268,150
TOTAL INDUSTRIALS		16,271,298
INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.1%
Starry, Inc.:
Series B (a)(c)(d)	2,961,147	4,234,440
Series C (a)(c)(d)	1,339,018	1,914,796
Series D (c)(d)	1,344,355	1,922,428
		8,071,664
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(c)(d)	209,665	202,327
Software - 0.2%
Bird Rides, Inc. Series C (c)(d)	117,022	1,374,482
Cloudflare, Inc. Series D, 8.00% (a)(c)(d)	560,425	7,616,176
Dataminr, Inc. Series D (a)(c)(d)	442,241	9,972,535
Jet.Com, Inc. Series B1 (Escrow) (a)(c)(d)	2,105,094	95,571
Outset Medical, Inc.:
Series C (a)(c)(d)	382,862	1,190,701
Series D (c)(d)	373,580	1,161,834
Taboola.Com Ltd. Series E (a)(c)(d)	331,426	7,821,654
		29,232,953
TOTAL INFORMATION TECHNOLOGY		37,506,944
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Sonder Canada, Inc. Series D (c)(d)	265,415	2,785,793

TOTAL CONVERTIBLE PREFERRED STOCKS		146,741,380

Nonconvertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc. (c)(d)	3,445	181,586
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	1,198,200	15,552,636
FINANCIALS - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA	653,700	5,830,732
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Yumanity Holdings LLC:
Class A (a)(c)(d)	130,754	861,669
Class B (c)(d)	85,345	562,424
		1,424,093
Pharmaceuticals - 0.1%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (c)(d)	13,511	5,683,943
TOTAL HEALTH CARE		7,108,036

TOTAL NONCONVERTIBLE PREFERRED STOCKS		28,672,990

TOTAL PREFERRED STOCKS
(Cost $149,963,182)		175,414,370
	Principal Amount	Value

Preferred Securities - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% 7/18/21(c)(d)
(Cost $614,446)	614,446	624,175
	Shares	Value

Money Market Funds - 3.1%
Fidelity Cash Central Fund 2.41% (g)	57,252,376	57,263,826
Fidelity Securities Lending Cash Central Fund 2.42% (g)(h)	278,255,534	278,283,360
TOTAL MONEY MARKET FUNDS
(Cost $335,547,281)		335,547,186
TOTAL INVESTMENT IN SECURITIES - 102.5%
(Cost $6,003,359,684)		11,245,480,466
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(271,421,555)
NET ASSETS - 100%		$10,974,058,911

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $259,746,309 or 2.4% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $68,210,534 or 0.6% of net assets.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
10X Genomics, Inc. Series C	2/23/16 - 4/3/17	$3,204,004
10X Genomics, Inc. Series D	4/10/18	$960,732
23andMe, Inc. Series F	8/31/17	$2,287,005
Adimab LLC	9/17/14 - 6/5/15	$11,583,995
Agbiome LLC Series C	6/29/18	$2,144,369
Allbirds, Inc.	10/9/18	$890,972
Allbirds, Inc.	10/9/18	$188,909
Allbirds, Inc. Series A	10/9/18	$351,662
Allbirds, Inc. Series B	10/9/18	$61,800
Allbirds, Inc. Series C	10/9/18	$590,417
Allovir, Inc. Series B	5/8/19	$2,773,812
Altiostar Networks, Inc. Series A1	1/10/17	$933,105
Ant International Co. Ltd. Class C	5/16/18	$2,351,948
AppNexus, Inc. Series E (Escrow)	8/1/14	$378,005
BioNTech AG Series A	12/29/17	$5,518,798
Bird Rides, Inc. Series C	12/21/18	$1,374,482
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	$4,471,547
Castle Creek Pharmaceutical Holdings, Inc. Series B	10/9/18	$2,022,184
Cibus Corp. Series C	2/16/18	$2,400,000
Cibus Corp. Series D	5/10/19	938,700
Cloudflare, Inc. Series D, 8.00%	11/5/14 - 9/10/18	$4,486,263
Clover Health Series D	6/7/17	$2,476,086
Codiak Biosciences, Inc. Series A 8.00%	11/12/15	$163,914
Codiak Biosciences, Inc. Series B 8.00%	11/12/15	$1,598,160
Codiak Biosciences, Inc. Series C, 8.00%	11/17/17	$2,455,331
Cyclerion Therapeutics, Inc.	4/2/19	$2,229,495
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$5,638,573
Fulcrum Therapeutics, Inc. Series B	8/24/18	$1,228,390
Generation Bio Series B	2/21/18	$2,050,859
Harmony Biosciences II, Inc. Series A	9/22/17	$2,550,636
Immunocore Ltd. Series A	7/27/15	$3,482,067
Intarcia Therapeutics, Inc. Series EE	9/2/16	$6,992,640
Intarcia Therapeutics, Inc. 6% 7/18/21	2/26/19	$614,446
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	$0
JUUL Labs, Inc. Class A	7/6/18	$392,042
JUUL Labs, Inc. Series E	7/6/18	$196,006
Karuna Therapeutics, Inc. Series B	3/15/19	$1,379,617
MOD Super Fast Pizza Holdings LLC Series 3	11/3/16	$2,225,976
MOD Super Fast Pizza Holdings LLC Series 4	12/14/17	207,516
MOD Super Fast Pizza Holdings LLC Series 5	5/15/19	848,707
Mulberry Health, Inc. Series A8	1/20/16	$5,293,448
Neutron Holdings, Inc. Series D	1/25/19	$1,377,091
Nohla Therapeutics, Inc. Series B	5/1/18	$1,426,000
ORIC Pharmaceuticals, Inc. Series C	2/6/18	$950,001
Outset Medical, Inc. Series C	4/19/17	$992,187
Outset Medical, Inc. Series D	8/20/18	$1,161,834
Peloton Interactive, Inc. Series E	3/31/17	$4,202,996
Reddit, Inc. Series B	7/26/17	$538,544
RPI International Holdings LP	5/21/15 - 3/23/16	$4,390,645
Sonder Canada, Inc. Series D	5/21/19	$2,785,793
Space Exploration Technologies Corp. Class A	10/16/15 - 4/6/17	$12,876,729
Space Exploration Technologies Corp. Series G	1/20/15	$4,177,960
Starry, Inc. Series B	12/1/16	$1,601,981
Starry, Inc. Series C	12/8/17	$1,234,575
Starry, Inc. Series D	3/6/19	$1,922,428
Sweetgreen, Inc. Series H	11/9/18	$2,195,114
Taboola.Com Ltd. Series E	12/22/14	$3,455,249
The Honest Co., Inc.	8/21/14	$256,936
The Honest Co., Inc. Series C	8/21/14	$599,509
The Honest Co., Inc. Series D	8/3/15	$872,273
Topgolf International, Inc. Series F	11/10/17	$3,237,994
Tory Burch LLC	5/14/15	$17,704,966
Turn, Inc. (Escrow)	4/11/17	$123,537
Wheels Up Partners Holdings LLC Series B	9/18/15	$5,235,000
Wheels Up Partners Holdings LLC Series C	6/22/17	2,092,241
Wheels Up Partners Holdings LLC Series D	5/16/19	2,674,975
YourPeople, Inc. Series C	5/1/15	$22,753,949
Yumanity Holdings LLC Class A	2/8/16	$883,727
Yumanity Holdings LLC Class B	6/19/18	$714,338

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$448,997
Fidelity Securities Lending Cash Central Fund	2,867,254
Total	$3,316,251

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,457,029,982	$1,438,561,559	$18,071,864	$396,559
Consumer Discretionary	2,284,034,676	2,239,940,121	--	44,094,555
Consumer Staples	483,378,628	462,392,820	11,521,028	9,464,780
Energy	158,813,774	158,813,774	--	--
Financials	202,639,146	200,163,060	--	2,476,086
Health Care	2,014,954,128	1,874,198,270	39,796,743	100,959,115
Industrials	557,452,127	448,211,394	53,482,691	55,758,042
Information Technology	3,677,699,452	3,639,296,143	--	38,403,309
Materials	27,555,426	27,555,426	--	--
Real Estate	41,439,758	36,033,702	--	5,406,056
Utilities	4,312,008	4,312,008	--	--
Preferred Securities	624,175	--	--	624,175
Money Market Funds	335,547,186	335,547,186	--	--
Total Investments in Securities:	$11,245,480,466	$10,865,025,463	$122,872,326	$257,582,677

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Health Care
Beginning Balance	$130,958,638
Net Realized Gain (Loss) on Investment Securities	(260,569)
Net Unrealized Gain (Loss) on Investment Securities	(4,075,590)
Cost of Purchases	3,762,613
Proceeds of Sales	(29,425,976)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$100,959,116
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2019	$2,698,133
Other investments in securites
Beginning Balance	$187,627,672
Net Realized Gain (Loss) on Investment Securities	15,000
Net Unrealized Gain (Loss) on Investment Securities	(10,264,823)
Cost of Purchases	12,270,456
Proceeds of Sales	(33,024,744)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$156,623,561
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2019	$28,503,157

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.9%
Canada	2.4%
Cayman Islands	2.2%
Germany	1.9%
Others (Individually Less Than 1%)	3.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $266,725,937) — See accompanying schedule: Unaffiliated issuers (cost $5,667,812,403)	$10,909,933,280
Fidelity Central Funds (cost $335,547,281)	335,547,186
Total Investment in Securities (cost $6,003,359,684)		$11,245,480,466
Restricted cash		266,573
Foreign currency held at value (cost $1,205,686)		1,206,880
Receivable for investments sold		141,731,718
Receivable for fund shares sold		1,671,281
Dividends receivable		6,879,238
Distributions receivable from Fidelity Central Funds		617,440
Other receivables		22
Total assets		11,397,853,618
Liabilities
Payable for investments purchased	$1,625,632
Payable for fund shares redeemed	143,531,862
Other payables and accrued expenses	369,345
Collateral on securities loaned	278,267,868
Total liabilities		423,794,707
Net Assets		$10,974,058,911
Net Assets consist of:
Paid in capital		$5,565,263,763
Total distributable earnings (loss)		5,408,795,148
Net Assets, for 677,816,180 shares outstanding		$10,974,058,911
Net Asset Value, offering price and redemption price per share ($10,974,058,911 ÷ 677,816,180 shares)		$16.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2019 (Unaudited)
Investment Income
Dividends		$35,320,712
Income from Fidelity Central Funds (including $2,867,254 from security lending)		3,316,251
Total income		38,636,963
Expenses
Custodian fees and expenses	$84,778
Independent trustees' fees and expenses	30,716
Interest	45,269
Commitment fees	16,096
Total expenses		176,859
Net investment income (loss)		38,460,104
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	$204,993,225
Fidelity Central Funds	844
Foreign currency transactions	(45,835)
Total net realized gain (loss)		204,948,234
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $282,860)	250,919,119
Fidelity Central Funds	(95)
Assets and liabilities in foreign currencies	(11,761)
Total change in net unrealized appreciation (depreciation)		250,907,263
Net gain (loss)		455,855,497
Net increase (decrease) in net assets resulting from operations		$494,315,601

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2019 (Unaudited)	Year ended November 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$38,460,104	$95,536,088
Net realized gain (loss)	204,948,234	1,070,200,851
Change in net unrealized appreciation (depreciation)	250,907,263	(283,160,372)
Net increase (decrease) in net assets resulting from operations	494,315,601	882,576,567
Distributions to shareholders	(1,195,147,338)	(1,092,225,333)
Share transactions
Proceeds from sales of shares	425,900,556	1,042,406,601
Reinvestment of distributions	1,195,147,338	1,092,225,333
Cost of shares redeemed	(1,222,627,012)	(2,270,674,945)
Net increase (decrease) in net assets resulting from share transactions	398,420,882	(136,043,011)
Total increase (decrease) in net assets	(302,410,855)	(345,691,777)
Net Assets
Beginning of period	11,276,469,766	11,622,161,543
End of period	$10,974,058,911	$11,276,469,766
Other Information
Shares
Sold	26,333,784	57,708,359
Issued in reinvestment of distributions	85,003,367	65,481,135
Redeemed	(73,720,988)	(121,804,349)
Net increase (decrease)	37,616,163	1,385,145

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Growth Company Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$17.61	$18.19	$13.49	$13.08	$12.10	$10.29
Income from Investment Operations
Net investment income (loss)A	.05	.15B	.07	.01	.03	.02
Net realized and unrealized gain (loss)	.40	1.02	4.96	.43	1.04	1.80
Total from investment operations	.45	1.17	5.03	.44	1.07	1.82
Distributions from net investment income	(.15)	(.09)	(.02)	(.03)	(.02)	(.01)
Distributions from net realized gain	(1.72)	(1.66)	(.31)	–	(.07)	–
Total distributions	(1.87)	(1.75)	(.33)	(.03)	(.09)	(.01)
Net asset value, end of period	$16.19	$17.61	$18.19	$13.49	$13.08	$12.10
Total ReturnC,D	4.14%	6.96%	38.10%	3.38%	8.94%	17.67%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %H	.38%	.74%	.79%	.74%
Expenses net of fee waivers, if any	- %G,H	- %H	.38%	.74%	.79%	.74%
Expenses net of all reductions	- %G,H	- %H	.37%	.74%	.79%	.74%
Net investment income (loss)	.67%G	.79%B	.43%	.11%	.24%	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$10,974,059	$11,276,470	$11,622,162	$4,032,151	$4,602,479	$4,353,274
Portfolio turnover rateI	17%G	23%	15%	20%	18%	14%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been .65%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2019

1. Organization.

Fidelity Series Growth Company Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$256,907,389	Market comparable	Enterprise value/Sales multiple (EV/S)	0.9 - 11.7 / 5.6	Increase
			Transaction price	$1.00 - $411.85 / $199.15	Increase
			Discount rate	6.0% - 75.0% / 34.6%	Decrease
			Liquidity preference	$14.90 - $45.76 / $21.65	Increase
			Premium rate	6.9% - 15.5% / 8.3%	Increase
			Conversion ratio	3.0	Increase
			Proxy premium	2.0%	Increase
			Proxy discount	0.6% - 21.3% / 5.6%	Decrease
			Discount for lack of marketability	10.0% - 15.0% / 14.4%	Decrease
		Recovery value	Recovery value	0.0% - 1.6% / 1.3%	Increase
		Market approach	Transaction price	$0.24 - $277.00 / $93.13	Increase
			Liquidity preference	$2.10	Increase
			Conversion ratio	1.6	Increase
		Discount cash flow	Discount rate	8.0% - 11.0% / 10.5%	Decrease
			Growth rate	3.5%	Increase
			Probability rate	6.3%	Increase
			Discount for lack of marketability	10.0%	Decrease
Preferred Securities	$624,175	Market approach	Transaction price	$100.00	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2019, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnership and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,649,799,868
Gross unrealized depreciation	(469,095,943)
Net unrealized appreciation (depreciation)	$5,180,703,925
Tax cost	$6,064,776,541

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $65,837,027 in these Subsidiaries, representing .60% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $975,976,746 and $1,743,195,114, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $33,629 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$120,935,600	2.70%	$45,269

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $16,096 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $7,932,978. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $356,379 from securities loaned to FCM.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2018 to May 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period-B December 1, 2018 to May 31, 2019
Actual	- %-C	$1,000.00	$1,041.40	$--D
Hypothetical-E		$1,000.00	$1,024.93	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Series Growth Company Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund with certain exceptions.

In connection with the renewal of the Advisory Contracts, the Board also approved amendments to the management contract for the fund to clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program. The Board considered that the amendments would not change the services provided to the fund or the party responsible for making such payments under the current management contract.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.014% through January 31, 2021.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

XS7-SANN-0719
1.968010.105

Fidelity Flex℠ Funds Fidelity Flex℠ Mid Cap Growth Fund Semi-Annual Report May 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2019

% of fund's net assets
Total System Services, Inc.	4.0
VeriSign, Inc.	3.3
Roper Technologies, Inc.	2.5
Fiserv, Inc.	2.3
Wellcare Health Plans, Inc.	2.2
ResMed, Inc.	2.0
Dollar General Corp.	2.0
Edwards Lifesciences Corp.	1.9
Workday, Inc. Class A	1.8
Ross Stores, Inc.	1.8
23.8

Top Five Market Sectors as of May 31, 2019

% of fund's net assets
Information Technology	34.4
Industrials	15.3
Health Care	14.6
Consumer Discretionary	12.8
Financials	6.8

Asset Allocation (% of fund's net assets)

As of May 31, 2019*
Stocks	93.7%
Short-Term Investments and Net Other Assets (Liabilities)	6.3%

 * Foreign investments - 1.2%

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value
COMMUNICATION SERVICES - 3.6%
Entertainment - 3.1%
Electronic Arts, Inc. (a)	500	$46,540
Live Nation Entertainment, Inc. (a)	2,200	133,804
Take-Two Interactive Software, Inc. (a)	1,200	129,780
		310,124
Interactive Media & Services - 0.4%
TripAdvisor, Inc. (a)	900	38,043
Media - 0.1%
Sinclair Broadcast Group, Inc. Class A	150	8,052

TOTAL COMMUNICATION SERVICES		356,219

CONSUMER DISCRETIONARY - 12.8%
Distributors - 1.0%
Pool Corp.	550	98,879
Diversified Consumer Services - 1.4%
Service Corp. International	3,100	135,997
Hotels, Restaurants & Leisure - 1.1%
Domino's Pizza, Inc.	300	83,850
Planet Fitness, Inc. (a)	300	22,941
		106,791
Internet & Direct Marketing Retail - 0.5%
GrubHub, Inc. (a)	800	52,120
Multiline Retail - 2.0%
Dollar General Corp.	1,600	203,648
Specialty Retail - 4.6%
AutoZone, Inc. (a)	90	92,440
Best Buy Co., Inc.	1,100	68,937
Ross Stores, Inc.	1,950	181,331
Ulta Beauty, Inc. (a)	310	103,348
Urban Outfitters, Inc. (a)	630	14,156
		460,212
Textiles, Apparel & Luxury Goods - 2.2%
Carter's, Inc.	750	63,083
Deckers Outdoor Corp. (a)	70	10,647
Levi Strauss & Co. Class A (a)	200	3,884
VF Corp.	1,700	139,196
		216,810

TOTAL CONSUMER DISCRETIONARY		1,274,457

CONSUMER STAPLES - 2.9%
Beverages - 0.8%
Brown-Forman Corp. Class B (non-vtg.)	1,500	74,970
Food Products - 1.1%
The Hershey Co.	870	114,805
Household Products - 0.8%
Clorox Co.	570	84,822
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	100	16,103

TOTAL CONSUMER STAPLES		290,700

FINANCIALS - 6.8%
Banks - 0.7%
Citizens Financial Group, Inc.	1,650	53,757
Huntington Bancshares, Inc.	1,500	18,975
		72,732
Capital Markets - 5.7%
LPL Financial	1,300	104,286
MarketAxess Holdings, Inc.	330	98,281
Moody's Corp.	900	164,592
MSCI, Inc.	700	154,007
S&P Global, Inc.	200	42,776
Tradeweb Markets, Inc. Class A	100	4,509
		568,451
Insurance - 0.4%
Progressive Corp.	500	39,640

TOTAL FINANCIALS		680,823

HEALTH CARE - 14.6%
Health Care Equipment & Supplies - 6.1%
DexCom, Inc. (a)	800	97,040
Edwards Lifesciences Corp. (a)	1,100	187,770
Intuitive Surgical, Inc. (a)	100	46,485
Masimo Corp. (a)	300	39,222
ResMed, Inc.	1,800	205,416
Teleflex, Inc.	100	28,830
		604,763
Health Care Providers & Services - 2.8%
Elanco Animal Health, Inc.	1,900	59,432
Wellcare Health Plans, Inc. (a)	800	220,952
		280,384
Health Care Technology - 1.1%
Veeva Systems, Inc. Class A (a)	700	108,003
Life Sciences Tools & Services - 4.6%
Bruker Corp.	900	37,593
Charles River Laboratories International, Inc. (a)	1,240	155,558
Mettler-Toledo International, Inc. (a)	220	159,080
Waters Corp. (a)	540	108,383
		460,614

TOTAL HEALTH CARE		1,453,764

INDUSTRIALS - 15.3%
Aerospace & Defense - 3.2%
Huntington Ingalls Industries, Inc.	770	157,942
TransDigm Group, Inc. (a)	370	163,152
		321,094
Commercial Services & Supplies - 2.9%
Cintas Corp.	710	157,499
Copart, Inc. (a)	1,800	128,664
		286,163
Electrical Equipment - 2.0%
AMETEK, Inc.	1,200	98,268
Fortive Corp.	1,300	98,995
		197,263
Industrial Conglomerates - 3.1%
ITT, Inc.	1,000	57,620
Roper Technologies, Inc.	730	251,062
		308,682
Machinery - 2.2%
IDEX Corp.	850	129,804
Toro Co.	1,400	91,224
		221,028
Professional Services - 1.9%
CoStar Group, Inc. (a)	50	25,482
Equifax, Inc.	600	72,540
Verisk Analytics, Inc.	630	88,200
		186,222

TOTAL INDUSTRIALS		1,520,452

INFORMATION TECHNOLOGY - 34.4%
Communications Equipment - 1.6%
Arista Networks, Inc. (a)	210	51,364
F5 Networks, Inc. (a)	800	105,664
		157,028
Electronic Equipment & Components - 3.1%
Amphenol Corp. Class A	1,900	165,300
CDW Corp.	1,100	108,284
Keysight Technologies, Inc. (a)	450	33,809
		307,393
IT Services - 13.1%
Adyen BV (b)	3	2,416
Broadridge Financial Solutions, Inc.	480	59,938
EPAM Systems, Inc. (a)	250	43,148
Fiserv, Inc. (a)	2,700	231,822
Global Payments, Inc.	970	149,419
Total System Services, Inc.	3,200	395,289
VeriSign, Inc. (a)	1,700	331,466
Worldpay, Inc. (a)	800	97,312
		1,310,810
Semiconductors & Semiconductor Equipment - 9.3%
Analog Devices, Inc.	1,200	115,944
Broadcom, Inc.	90	22,648
KLA-Tencor Corp.	1,200	123,684
Lam Research Corp.	1,000	174,610
NXP Semiconductors NV	700	61,712
ON Semiconductor Corp. (a)	9,800	174,048
Skyworks Solutions, Inc.	1,500	99,945
Xilinx, Inc.	1,500	153,465
		926,056
Software - 7.3%
Adobe, Inc. (a)	160	43,344
Black Knight, Inc. (a)	900	51,021
Cadence Design Systems, Inc. (a)	1,500	95,355
Check Point Software Technologies Ltd. (a)	570	62,860
Citrix Systems, Inc.	1,400	131,768
Fortinet, Inc. (a)	950	68,856
Intuit, Inc.	150	36,728
Parametric Technology Corp. (a)	100	8,406
ServiceNow, Inc. (a)	100	26,193
Synopsys, Inc. (a)	130	15,137
Workday, Inc. Class A (a)	900	183,708
		723,376

TOTAL INFORMATION TECHNOLOGY		3,424,663

MATERIALS - 0.3%
Chemicals - 0.3%
Sherwin-Williams Co.	70	29,362
REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Equity Lifestyle Properties, Inc.	1,000	121,660
SBA Communications Corp. Class A (a)	650	140,667
		262,327
UTILITIES - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
NRG Energy, Inc.	1,100	37,444
TOTAL COMMON STOCKS
(Cost $8,290,108)		9,330,211

Money Market Funds - 6.3%
Fidelity Cash Central Fund 2.41% (c)
(Cost $624,399)	624,274	624,399
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $8,914,507)		9,954,610
NET OTHER ASSETS (LIABILITIES) - 0.0%		4,848
NET ASSETS - 100%		$9,959,458

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,416 or 0.0% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,160
Total	$4,160

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $8,290,108)	$9,330,211
Fidelity Central Funds (cost $624,399)	624,399
Total Investment in Securities (cost $8,914,507)		$9,954,610
Receivable for investments sold		52,859
Receivable for fund shares sold		10,984
Dividends receivable		6,818
Distributions receivable from Fidelity Central Funds		437
Total assets		10,025,708
Liabilities
Payable for investments purchased	$57,667
Payable for fund shares redeemed	8,583
Total liabilities		66,250
Net Assets		$9,959,458
Net Assets consist of:
Paid in capital		$10,092,017
Total distributable earnings (loss)		(132,559)
Net Assets, for 810,465 shares outstanding		$9,959,458
Net Asset Value, offering price and redemption price per share ($9,959,458 ÷ 810,465 shares)		$12.29

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2019 (Unaudited)
Investment Income
Dividends		$51,061
Income from Fidelity Central Funds		4,160
Total income		55,221
Expenses
Independent trustees' fees and expenses	$37
Commitment fees	21
Total expenses		58
Net investment income (loss)		55,163
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(413,854)
Foreign currency transactions	(1)
Total net realized gain (loss)		(413,855)
Change in net unrealized appreciation (depreciation) on investment securities		1,070,929
Net gain (loss)		657,074
Net increase (decrease) in net assets resulting from operations		$712,237

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2019 (Unaudited)	Year ended November 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$55,163	$88,932
Net realized gain (loss)	(413,855)	(787,766)
Change in net unrealized appreciation (depreciation)	1,070,929	(102,925)
Net increase (decrease) in net assets resulting from operations	712,237	(801,759)
Distributions to shareholders	(104,869)	(5,930)
Share transactions
Proceeds from sales of shares	1,281,011	21,757,731
Reinvestment of distributions	104,869	5,930
Cost of shares redeemed	(7,480,444)	(6,220,240)
Net increase (decrease) in net assets resulting from share transactions	(6,094,564)	15,543,421
Total increase (decrease) in net assets	(5,487,196)	14,735,732
Net Assets
Beginning of period	15,446,654	710,922
End of period	$9,959,458	$15,446,654
Other Information
Shares
Sold	109,094	1,794,375
Issued in reinvestment of distributions	10,113	527
Redeemed	(635,901)	(530,911)
Net increase (decrease)	(516,694)	1,263,991

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Mid Cap Growth Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.64	$11.25	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.13C	.10D
Net realized and unrealized gain (loss)	.68	.35E	1.15
Total from investment operations	.73	.48	1.25
Distributions from net investment income	(.08)	(.09)	–
Total distributions	(.08)	(.09)	–
Net asset value, end of period	$12.29	$11.64	$11.25
Total ReturnF	6.43%	4.29%	12.50%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	- %J
Expenses net of fee waivers, if anyI	- %J	-%	- %J
Expenses net of all reductionsI	- %J	-%	- %J
Net investment income (loss)	.90%J	1.11%C	1.29%D,J
Supplemental Data
Net assets, end of period (000 omitted)	$9,959	$15,447	$711
Portfolio turnover rateK	49%J	88%	38%J

 A For the period March 8, 2017 (commencement of operations) to November 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .93%.

 D Net investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.14%.

 E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 F Total returns for periods of less than one year are not annualized.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2019

1. Organization.

Fidelity Flex Mid Cap Growth Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,270,930
Gross unrealized depreciation	(242,921)
Net unrealized appreciation (depreciation)	$1,028,009
Tax cost	$8,926,601

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(751,757)
Total capital loss carryforward	$(751,757)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,936,656 and $9,232,510, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $80 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $21 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2018 to May 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period-B December 1, 2018 to May 31, 2019
Actual	- %-C	$1,000.00	$1,064.30	$--D
Hypothetical-E		$1,000.00	$1,024.93	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Mid Cap Growth Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively to certain Fidelity fee-based programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of the program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund with limited exceptions.

In connection with the renewal of the Advisory Contracts, the Board also approved amendments to the management contract for the fund to clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program. The Board considered that the amendments would not change the services provided to the fund or the party responsible for making such payments under the current management contract.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

ZDG-SANN-0719
1.9881578.102

Fidelity® Growth Strategies K6 Fund Semi-Annual Report May 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2019

% of fund's net assets
Total System Services, Inc.	4.2
VeriSign, Inc.	3.7
Roper Technologies, Inc.	2.7
Fiserv, Inc.	2.4
Wellcare Health Plans, Inc.	2.4
Dollar General Corp.	2.2
ResMed, Inc.	2.2
Workday, Inc. Class A	2.1
ON Semiconductor Corp.	1.9
Edwards Lifesciences Corp.	1.9
25.7

Top Five Market Sectors as of May 31, 2019

% of fund's net assets
Information Technology	36.1
Industrials	16.6
Health Care	15.2
Consumer Discretionary	13.2
Financials	7.4

Asset Allocation (% of fund's net assets)

As of May 31, 2019 *
Stocks	98.7%
Short-Term Investments and Net Other Assets (Liabilities)	1.3%

 * Foreign investments - 1.4%

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
COMMUNICATION SERVICES - 3.7%
Entertainment - 3.2%
Electronic Arts, Inc. (a)	7,200	$670,176
Live Nation Entertainment, Inc. (a)	30,091	1,830,135
Take-Two Interactive Software, Inc. (a)	16,800	1,816,920
		4,317,231
Interactive Media & Services - 0.4%
TripAdvisor, Inc. (a)	13,100	553,737
Media - 0.1%
Sinclair Broadcast Group, Inc. Class A	2,100	112,728

TOTAL COMMUNICATION SERVICES		4,983,696

CONSUMER DISCRETIONARY - 13.2%
Distributors - 1.0%
Pool Corp.	7,342	1,319,945
Diversified Consumer Services - 1.5%
Service Corp. International	46,000	2,018,020
Hotels, Restaurants & Leisure - 1.2%
Domino's Pizza, Inc.	4,242	1,185,639
Planet Fitness, Inc. (a)	5,693	435,344
		1,620,983
Internet & Direct Marketing Retail - 0.6%
GrubHub, Inc. (a)(b)	11,200	729,680
Multiline Retail - 2.2%
Dollar General Corp.	23,000	2,927,440
Specialty Retail - 4.6%
AutoZone, Inc. (a)	1,240	1,273,616
Best Buy Co., Inc.	12,933	810,511
Ross Stores, Inc.	25,745	2,394,028
Ulta Beauty, Inc. (a)	4,300	1,433,534
Urban Outfitters, Inc. (a)	10,000	224,700
		6,136,389
Textiles, Apparel & Luxury Goods - 2.1%
Carter's, Inc.	10,000	841,100
Deckers Outdoor Corp. (a)	1,033	157,119
Levi Strauss & Co. Class A (a)	2,379	46,200
VF Corp.	21,717	1,778,188
		2,822,607

TOTAL CONSUMER DISCRETIONARY		17,575,064

CONSUMER STAPLES - 3.1%
Beverages - 0.8%
Brown-Forman Corp. Class B (non-vtg.)	22,242	1,111,655
Food Products - 1.2%
The Hershey Co.	11,700	1,543,932
Household Products - 0.8%
Clorox Co.	7,500	1,116,075
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	1,860	299,516
Herbalife Nutrition Ltd. (a)	3,000	125,340
		424,856

TOTAL CONSUMER STAPLES		4,196,518

FINANCIALS - 7.4%
Banks - 0.9%
Citizens Financial Group, Inc.	23,400	762,372
Huntington Bancshares, Inc.	30,434	384,990
		1,147,362
Capital Markets - 6.1%
LPL Financial	17,800	1,427,916
MarketAxess Holdings, Inc.	4,652	1,385,459
Moody's Corp.	13,238	2,420,965
MSCI, Inc.	10,200	2,244,102
S&P Global, Inc.	2,900	620,252
Tradeweb Markets, Inc. Class A	620	27,956
		8,126,650
Insurance - 0.4%
Progressive Corp.	7,021	556,625

TOTAL FINANCIALS		9,830,637

HEALTH CARE - 15.2%
Health Care Equipment & Supplies - 6.2%
DexCom, Inc. (a)	10,800	1,310,040
Edwards Lifesciences Corp. (a)	14,600	2,492,220
Intuitive Surgical, Inc. (a)	1,293	601,051
Masimo Corp. (a)	4,500	588,330
ResMed, Inc.	25,234	2,879,704
Teleflex, Inc.	1,300	374,790
		8,246,135
Health Care Providers & Services - 3.0%
Elanco Animal Health, Inc.	26,000	813,280
Wellcare Health Plans, Inc. (a)	11,487	3,172,595
		3,985,875
Health Care Technology - 1.1%
Veeva Systems, Inc. Class A (a)	9,830	1,516,671
Life Sciences Tools & Services - 4.9%
Bruker Corp.	12,500	522,125
Charles River Laboratories International, Inc. (a)	17,238	2,162,507
Mettler-Toledo International, Inc. (a)	3,200	2,313,888
Waters Corp. (a)	7,655	1,536,435
		6,534,955

TOTAL HEALTH CARE		20,283,636

INDUSTRIALS - 16.6%
Aerospace & Defense - 3.3%
Huntington Ingalls Industries, Inc.	10,376	2,128,325
TransDigm Group, Inc. (a)	5,016	2,211,805
		4,340,130
Commercial Services & Supplies - 3.8%
Cintas Corp.	10,032	2,225,399
Copart, Inc. (a)	26,170	1,870,632
KAR Auction Services, Inc.	16,000	899,520
		4,995,551
Electrical Equipment - 2.1%
AMETEK, Inc.	17,153	1,404,659
Fortive Corp.	18,900	1,439,235
		2,843,894
Industrial Conglomerates - 3.3%
ITT, Inc.	13,767	793,255
Roper Technologies, Inc.	10,652	3,663,436
		4,456,691
Machinery - 2.1%
IDEX Corp.	11,373	1,736,771
Toro Co.	17,052	1,111,108
		2,847,879
Professional Services - 2.0%
CoStar Group, Inc. (a)	1,021	520,342
Equifax, Inc.	8,065	975,059
Verisk Analytics, Inc.	8,700	1,218,000
		2,713,401

TOTAL INDUSTRIALS		22,197,546

INFORMATION TECHNOLOGY - 36.1%
Communications Equipment - 1.7%
Arista Networks, Inc. (a)	3,000	733,770
F5 Networks, Inc. (a)	11,300	1,492,504
		2,226,274
Electronic Equipment & Components - 3.0%
Amphenol Corp. Class A	24,100	2,096,700
CDW Corp.	15,500	1,525,820
Keysight Technologies, Inc. (a)	5,800	435,754
		4,058,274
IT Services - 14.0%
Adyen BV (c)	102	82,135
Broadridge Financial Solutions, Inc.	6,721	839,251
EPAM Systems, Inc. (a)	3,900	673,101
Fiserv, Inc. (a)	37,752	3,241,387
Global Payments, Inc.	13,240	2,039,490
Total System Services, Inc.	45,600	5,632,966
VeriSign, Inc. (a)	24,900	4,855,002
Worldpay, Inc. (a)	10,649	1,295,344
		18,658,676
Semiconductors & Semiconductor Equipment - 9.5%
Analog Devices, Inc.	17,678	1,708,048
Broadcom, Inc.	1,300	327,132
KLA-Tencor Corp.	15,405	1,587,793
Lam Research Corp.	13,135	2,293,502
NXP Semiconductors NV	9,717	856,651
ON Semiconductor Corp. (a)	140,834	2,501,212
Skyworks Solutions, Inc.	19,900	1,325,937
Xilinx, Inc.	20,600	2,107,586
		12,707,861
Software - 7.9%
Adobe, Inc. (a)	2,483	672,645
Black Knight, Inc. (a)	13,329	755,621
Cadence Design Systems, Inc. (a)	20,600	1,309,542
Check Point Software Technologies Ltd. (a)	7,700	849,156
Citrix Systems, Inc.	20,100	1,891,812
Fortinet, Inc. (a)	12,500	906,000
Intuit, Inc.	1,873	458,604
Parametric Technology Corp. (a)	2,903	244,026
ServiceNow, Inc. (a)	1,450	379,799
Synopsys, Inc. (a)	2,200	256,168
Workday, Inc. Class A (a)	13,946	2,846,658
		10,570,031

TOTAL INFORMATION TECHNOLOGY		48,221,116

MATERIALS - 0.3%
Chemicals - 0.3%
Sherwin-Williams Co.	932	390,927
REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Equity Lifestyle Properties, Inc.	13,700	1,666,742
SBA Communications Corp. Class A (a)	8,800	1,904,408
		3,571,150
UTILITIES - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
NRG Energy, Inc.	16,400	558,256
TOTAL COMMON STOCKS
(Cost $110,964,854)		131,808,546

Money Market Funds - 1.5%
Fidelity Cash Central Fund 2.41% (d)	1,690,282	1,690,620
Fidelity Securities Lending Cash Central Fund 2.42% (d)(e)	323,623	323,655
TOTAL MONEY MARKET FUNDS
(Cost $2,014,275)		2,014,275
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $112,979,129)		133,822,821
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(251,816)
NET ASSETS - 100%		$133,571,005

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $82,135 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$29,625
Fidelity Securities Lending Cash Central Fund	520
Total	$30,145

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $323,144) — See accompanying schedule: Unaffiliated issuers (cost $110,964,854)	$131,808,546
Fidelity Central Funds (cost $2,014,275)	2,014,275
Total Investment in Securities (cost $112,979,129)		$133,822,821
Cash		20,099
Receivable for investments sold		539,010
Receivable for fund shares sold		230,839
Dividends receivable		96,670
Distributions receivable from Fidelity Central Funds		4,182
Other receivables		828
Total assets		134,714,449
Liabilities
Payable for investments purchased	$600,245
Payable for fund shares redeemed	168,672
Accrued management fee	50,887
Collateral on securities loaned	323,640
Total liabilities		1,143,444
Net Assets		$133,571,005
Net Assets consist of:
Paid in capital		$119,989,509
Total distributable earnings (loss)		13,581,496
Net Assets, for 11,269,247 shares outstanding		$133,571,005
Net Asset Value, offering price and redemption price per share ($133,571,005 ÷ 11,269,247 shares)		$11.85

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2019 (Unaudited)
Investment Income
Dividends		$548,211
Income from Fidelity Central Funds		30,145
Total income		578,356
Expenses
Management fee	$288,389
Independent trustees' fees and expenses	348
Commitment fees	183
Total expenses before reductions	288,920
Expense reductions	(630)
Total expenses after reductions		288,290
Net investment income (loss)		290,066
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,715,652)
Fidelity Central Funds	9
Total net realized gain (loss)		(3,715,643)
Change in net unrealized appreciation (depreciation) on investment securities		10,734,659
Net gain (loss)		7,019,016
Net increase (decrease) in net assets resulting from operations		$7,309,082

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2019 (Unaudited)	Year ended November 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$290,066	$950,701
Net realized gain (loss)	(3,715,643)	(3,199,393)
Change in net unrealized appreciation (depreciation)	10,734,659	4,122,474
Net increase (decrease) in net assets resulting from operations	7,309,082	1,873,782
Distributions to shareholders	(1,016,166)	(240,378)
Share transactions
Proceeds from sales of shares	11,957,219	72,393,898
Reinvestment of distributions	1,016,166	240,378
Cost of shares redeemed	(18,687,903)	(21,786,663)
Net increase (decrease) in net assets resulting from share transactions	(5,714,518)	50,847,613
Total increase (decrease) in net assets	578,398	52,481,017
Net Assets
Beginning of period	132,992,607	80,511,590
End of period	$133,571,005	$132,992,607
Other Information
Shares
Sold	1,037,503	6,382,053
Issued in reinvestment of distributions	101,922	21,833
Redeemed	(1,734,730)	(1,892,561)
Net increase (decrease)	(595,305)	4,511,325

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Growth Strategies K6 Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.21	$10.95	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.09C	.04
Net realized and unrealized gain (loss)	.70	.20	.91
Total from investment operations	.73	.29	.95
Distributions from net investment income	(.09)	(.03)	–
Total distributions	(.09)	(.03)	–
Net asset value, end of period	$11.85	$11.21	$10.95
Total ReturnD,E	6.62%	2.68%	9.50%
Ratios to Average Net AssetsF,G
Expenses before reductions	.45%H	.45%	.45%H
Expenses net of fee waivers, if any	.45%H	.45%	.45%H
Expenses net of all reductions	.45%H	.45%	.45%H
Net investment income (loss)	.45%H	.76%C	.81%H
Supplemental Data
Net assets, end of period (000 omitted)	$133,571	$132,993	$80,512
Portfolio turnover rateI	52%H,J	51%J	56%H,J

 A For the period May 25, 2017 (commencement of operations) to November 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .52%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2019

1. Organization.

Fidelity Growth Strategies K6 Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$23,645,308
Gross unrealized depreciation	(2,858,198)
Net unrealized appreciation (depreciation)	$20,787,110
Tax cost	$113,035,711

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(3,687,609)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $32,485,835 and $42,674,357, respectively.

Unaffiliated Exchanges In-Kind. During the period, the Fund received investments and cash valued at $4,553,966 in exchange for 372,056 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

Prior Fiscal Year Unaffiliated Exchanges In-Kind. During the prior period, the Fund received investments and cash valued at $49,866,907 in exchange for 4,391,663 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $538 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $183 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $520. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $552 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $78.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2018 to May 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period-B December 1, 2018 to May 31, 2019
Actual	.45%	$1,000.00	$1,066.20	$2.32
Hypothetical-C		$1,000.00	$1,022.69	$2.27

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Growth Strategies K6 Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net total return information for the fund and an appropriate benchmark index and peer group for the most recent one-year period ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Growth Strategies K6 Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month period ended June 30 shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Growth Strategies K6 Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current total expense ratio of the fund compared to competitive fund median expenses. The fund is compared to those funds in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

In connection with the renewal of the Advisory Contracts, the Board also approved amendments to the management contract for the fund to clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program. The Board considered that the amendments would not change the services provided to the fund or the party responsible for making such payments under the current management contract.

The Board noted that the fund's total expense ratio ranked below the competitive median for the 12-month period ended June 30, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

FEGK6-SANN-0719
1.9883994.102

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Mt. Vernon Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust’s (the “Trust”) disclosure controls and procedures

(as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 24, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	July 24, 2019